UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2011

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Variable
Investment Fund,
Appreciation Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Appreciation Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund,Appreciation Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares produced a total return of 7.58%, and its Service shares produced a total return of 7.44%.1 In comparison, the total return of the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), was 6.01% for the same period.2

Although stocks rallied early in the year as an economic recovery appeared to gain traction, renewed concerns later caused the market to give back some of its previous gains.The fund produced higher returns than its benchmark, primarily due to its focus on higher-quality stocks that held up well during bouts of market weakness.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.To pursue these goals, the fund normally invests at least 80% of its assets in common stocks. The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries. The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%.A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Shifting Sentiment Sparked Market Volatility

Investors’ outlooks had improved dramatically by the start of 2011 due to improvements in employment, consumer spending and corporate earnings, sending stock prices broadly higher. However, the market rally was interrupted in February when a wave of political unrest in the Middle East led to sharply rising crude oil prices, and again in March when devastating natural and nuclear disasters in Japan threatened one of the world’s largest economies. Nonetheless, investors proved resilient, and the U.S. stock market bounced back from these unexpected shocks.

In late April, investor sentiment began to deteriorate when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved disappointing and the debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions.

Quality Bias Supported Fund Performance

Our longstanding focus on blue-chip companies with globally diversified markets, healthy balance sheets and strong income characteristics enabled the fund to participate substantially in market rallies over the reporting period, and it held up better than market averages during market declines.

Underweighted exposure to the financials sector helped the fund avoid concerns related to financial institutions that might be adversely affected by a slowdown in the U.S. economy, Europe’s sovereign debt crisis and a more stringent regulatory environment. In the consumer staples sector, luxury goods purveyor Estee Lauder benefited from reduced costs and increased penetration of emerging markets, and tobacco giant Philip Morris International gained value due to strong earnings reports and increasing earnings guidance from management.Although the fund also held an underweighted position in the information technology sector, the fund scored individual successes in holdings such as payroll processor Automatic Data Processing (ADP), wireless chip maker QUALCOMM and consulting services giant International Business Machines.

Factors that detracted from relative results included comparative weakness in key holdings in the consumer discretionary and health care sectors as well as the lack of exposure to utilities. Results from the consumer discretionary sector were hurt by underweighted exposure and unfortu-

4

nate stock selections. For example, mass merchandiser Target was hurt by the dampening effect of higher energy prices on consumer spending. Our security selection strategy also undermined results in the health care sector, where Merck & Co. suffered pipeline related setbacks and Medtronic dealt with earnings disappointments. Lastly, the fund held no stocks in the utilities sector, causing it to miss the industry group’s relatively strong performance in the reporting period as investors gravitated toward less risky sectors of the marketplace.

New Opportunities in a Choppy Economic Recovery

We expect the U.S. economic rebound to persist fitfully amid significant headwinds over the remainder of 2011, leading us to conclude that investors will continue to favor large, multinational companies with solid business fundamentals. In addition, we believe that stocks may be poised for further gains as companies deploy some of the massive cash reserves on their balance sheets. In the reporting period, we eliminated the fund’s holdings of food service provider SYSCO and software giant Microsoft to focus on better opportunities we believe we have identified in the McDonald’s Latin America franchisee, Arcos Dorados Holdings, and Canadian oil producer Imperial Oil.

July 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Fund shares are only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in an index.
3	Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components) funds can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund,Appreciation Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.17	$5.45
Ending value (after expenses)	$1,075.80	$1,074.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.06	$5.31
Ending value (after expenses)	$1,020.78	$1,019.54

† Expenses are equal to the fund’s annualized expense ratio of .81% for Initial Shares and 1.06% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2011 (Unaudited)

Common Stocks—99.0%	Shares	Value ($)
Consumer Discretionary—10.3%
Arcos Dorados Holdings, Cl. A	75,000	1,581,750
McDonald’s	170,900	14,410,288
McGraw-Hill	107,100 [a]	4,488,561
News, Cl. A	338,136 [a]	5,985,007
News, Cl. B	7,700	139,216
Target	189,700	8,898,827
Wal-Mart Stores	171,600	9,118,824
Walt Disney	110,000 [a]	4,294,400
		48,916,873
Consumer Staples—33.8%
Altria Group	488,100	12,890,721
Christian Dior	65,500	10,305,911
Coca-Cola	472,600	31,801,254
Estee Lauder, Cl. A	41,200 [a]	4,333,828
Kraft Foods, Cl. A	160,000	5,636,800
Nestle, ADR	353,400	22,045,092
PepsiCo	142,900	10,064,447
Philip Morris International	488,100	32,590,437
Procter & Gamble	255,000	16,210,350
Walgreen	294,300 [a]	12,495,978
Whole Foods Market	45,100 [a]	2,861,595
		161,236,413
Energy—19.8%
Chevron	182,900	18,809,436
ConocoPhillips	165,100	12,413,869
Exxon Mobil	321,364	26,152,602
Imperial Oil	15,000	698,850
Occidental Petroleum	120,100	12,495,204
Royal Dutch Shell, Cl. A, ADR	172,500	12,269,925
Total, ADR	199,400	11,533,296
		94,373,182
Financial—3.4%
Franklin Resources	41,000	5,382,890
JPMorgan Chase & Co.	267,300	10,943,262
		16,326,152

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care—9.3%
Abbott Laboratories	176,800	9,303,216
Intuitive Surgical	12,000 [a,b]	4,465,320
Johnson & Johnson	224,900	14,960,348
Medtronic	90,200	3,475,406
Merck & Co.	143,200	5,053,528
Novo Nordisk, ADR	6,300	789,264
Roche Holding, ADR	150,700	6,323,372
		44,370,454
Industrial—3.7%
Caterpillar	84,400	8,985,224
General Electric	234,800	4,428,328
United Technologies	49,000	4,336,990
		17,750,542
Information Technology—12.7%
Apple	59,000 [b]	19,804,530
Automatic Data Processing	85,400 [a]	4,498,872
Cisco Systems	75,100	1,172,311
Intel	607,900	13,471,064
International Business Machines	67,000	11,493,850
QUALCOMM	50,800	2,884,932
Texas Instruments	213,300	7,002,639
		60,328,198
Materials—6.0%
Air Products & Chemicals	20,000	1,911,600
Freeport-McMoRan Copper & Gold	175,000	9,257,500
Praxair	95,200 [a]	10,318,728
Rio Tinto, ADR	100,000	7,232,000
		28,719,828
Total Common Stocks
(cost $286,720,830)		472,021,642

8

Other Investment—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,104,000)	5,104,000 [c]	5,104,000

Investment of Cash Collateral
for Securities Loaned—3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $16,368,217)	16,368,217 [c]	16,368,217

Total Investments (cost $308,193,047)	103.5%	493,493,859
Liabilities, Less Cash and Receivables	(3.5%)	(16,907,282)
Net Assets	100.0%	476,586,577

ADR—American Depository Receipts

a Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $16,149,038 and the value of the collateral held by the fund was $16,368,217.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Staples	33.8	Materials	6.0
Energy	19.8	Money Market Investments	4.5
Information Technology	12.7	Industrial	3.7
Consumer Discretionary	10.3	Financial	3.4
Health Care	9.3		103.5

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,149,038)—Note 1(c):
Unaffiliated issuers	286,720,830	472,021,642
Affiliated issuers	21,472,217	21,472,217
Cash		809,607
Dividends and interest receivable		1,082,874
Prepaid expenses		25,333
		495,411,673
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		244,128
Due to Fayez & Sarofim & Co.		83,457
Liability for securities on loan—Note 1(c)		16,368,217
Payable for investment securities purchased		1,232,631
Payable for shares of Beneficial Interest redeemed		805,946
Accrued expenses		90,717
		18,825,096
Net Assets ($)		476,586,577
Composition of Net Assets ($):
Paid-in capital		290,334,035
Accumulated undistributed investment income—net		4,601,990
Accumulated net realized gain (loss) on investments		(3,650,260)
Accumulated net unrealized appreciation
(depreciation) on investments		185,300,812
Net Assets ($)		476,586,577

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	329,354,728	147,231,849
Shares Outstanding	8,782,650	3,948,197
Net Asset Value Per Share ($)	37.50	37.29

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $265,679 foreign taxes withheld at source):
Unaffiliated issuers	6,585,424
Affiliated issuers	3,767
Income from securities lending—Note 1(c)	31,428
Total Income	6,620,619
Expenses:
Investment advisory fee—Note 3(a)	1,217,943
Sub-investment advisory fee—Note 3(a)	497,469
Distribution fees—Note 3(b)	169,671
Prospectus and shareholders’ reports	46,332
Professional fees	32,711
Custodian fees—Note 3(b)	17,541
Trustees’ fees and expenses—Note 3(c)	11,988
Shareholder servicing costs—Note 3(b)	9,999
Loan commitment fees—Note 2	3,676
Miscellaneous	6,557
Total Expenses	2,013,887
Less—reduction in fees due to earnings credits—Note 3(b)	(6)
Net Expenses	2,013,881
Investment Income—Net	4,606,738
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,366,591)
Net unrealized appreciation (depreciation) on investments	29,994,881
Net Realized and Unrealized Gain (Loss) on Investments	28,628,290
Net Increase in Net Assets Resulting from Operations	33,235,028

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	4,606,738	7,352,431
Net realized gain (loss) on investments	(1,366,591)	(586,025)
Net unrealized appreciation
(depreciation) on investments	29,994,881	51,126,895
Net Increase (Decrease) in Net Assets
Resulting from Operations	33,235,028	57,893,301
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(5,339,622)	(6,320,853)
Service Shares	(2,014,556)	(1,386,410)
Total Dividends	(7,354,178)	(7,707,263)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	23,635,101	27,881,230
Service Shares	23,426,730	75,657,393
Dividends reinvested:
Initial Shares	5,339,622	6,320,853
Service Shares	2,014,556	1,386,410
Cost of shares redeemed:
Initial Shares	(28,230,289)	(48,910,102)
Service Shares	(11,161,434)	(38,807,049)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	15,024,286	23,528,735
Total Increase (Decrease) in Net Assets	40,905,136	73,714,773
Net Assets ($):
Beginning of Period	435,681,441	361,966,668
End of Period	476,586,577	435,681,441
Undistributed investment income—net	4,601,990	7,349,430

12

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	645,099	864,720
Shares issued for dividends reinvested	147,422	199,459
Shares redeemed	(768,450)	(1,544,798)
Net Increase (Decrease) in Shares Outstanding	24,071	(480,619)
Service Shares
Shares sold	641,481	2,347,577
Shares issued for dividends reinvested	55,898	43,916
Shares redeemed	(305,982)	(1,138,271)
Net Increase (Decrease) in Shares Outstanding	391,397	1,253,222

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	35.44	31.40	28.88	44.86	42.55	37.11
Investment Operations:
Investment income—net[a]	.38	.64	.63	.67	.66	.61
Net realized and unrealized
gain (loss) on investments	2.28	4.09	4.95	(13.01)	2.32	5.42
Total from Investment Operations	2.66	4.73	5.58	(12.34)	2.98	6.03
Distributions:
Dividends from
investment income—net	(.60)	(.69)	(.78)	(.77)	(.67)	(.59)
Dividends from net realized
gain on investments	—	—	(2.28)	(2.87)	—	—
Total Distributions	(.60)	(.69)	(3.06)	(3.64)	(.67)	(.59)
Net asset value, end of period	37.50	35.44	31.40	28.88	44.86	42.55
Total Return (%)	7.58[b]	15.32	22.56	(29.55)	7.14	16.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81[c]	.81	.80	.81	.80	.82
Ratio of net expenses
to average net assets	.81[c]	.81	.80	.81	.80	.82
Ratio of net investment income
to average net assets	2.08[c]	2.01	2.31	1.82	1.52	1.58
Portfolio Turnover Rate	3.10[b]	11.90	1.49	3.41	5.17	3.86
Net Assets, end of period
($ x 1,000)	329,355	310,385	290,073	274,782	569,422	681,035

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

14

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	35.23	31.21	28.70	44.59	42.32	36.92
Investment Operations:
Investment income—net[a]	.33	.58	.59	.58	.56	.51
Net realized and unrealized
gain (loss) on investments	2.27	4.05	4.89	(12.94)	2.30	5.41
Total from Investment Operations	2.60	4.63	5.48	(12.36)	2.86	5.92
Distributions:
Dividends from
investment income—net	(.54)	(.61)	(.69)	(.66)	(.59)	(.52)
Dividends from net realized
gain on investments	—	—	(2.28)	(2.87)	—	—
Total Distributions	(.54)	(.61)	(2.97)	(3.53)	(.59)	(.52)
Net asset value, end of period	37.29	35.23	31.21	28.70	44.59	42.32
Total Return (%)	7.44[b]	15.04	22.23	(29.72)	6.85	16.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[c]	1.06	1.05	1.06	1.05	1.07
Ratio of net expenses
to average net assets	1.06[c]	1.06	1.05	1.06	1.05	1.07
Ratio of net investment income
to average net assets	1.85[c]	1.74	2.15	1.61	1.27	1.33
Portfolio Turnover Rate	3.10[b]	11.90	1.49	3.41	5.17	3.86
Net Assets, end of period
($ x 1,000)	147,232	125,296	71,893	88,606	121,006	114,746

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Appreciation Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

16

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	399,242,182	—	—	399,242,182
Equity Securities—
Foreign†	72,779,460	—	—	72,779,460
Mutual Funds	21,472,217	—	—	21,472,217
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,

20

the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of New York Mellon earned $13,469 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	28,098,000	25,303,000	48,297,000	5,104,000	1.1
Dreyfus
Institutional
Cash
Advantage
Fund	9,340,956	180,209,249	173,181,988	16,368,217	3.4
Total	37,438,956	205,512,249	221,478,988	21,472,217	4.5

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,391,564 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $658,768 of the carryover expires in fiscal 2017 and $732,796 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $7,707,263. The tax character of current year distributions will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance prod-ucts.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $169,671 pursuant to the Plan.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $750 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $121 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $6.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $17,541 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $204,328, Rule 12b-1 distribution plan fees $29,510, custodian fees $7,802, chief compliance officer fees $2,259 and transfer agency per account fees $229.

24

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2011, amounted to $26,792,526 and $14,265,713, respectively.

At June 30, 2011, accumulated net unrealized appreciation on investments was $185,300,812, consisting of $189,996,294 gross unrealized appreciation and $4,695,482 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 1, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compli-

26

ance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians in most of the periods (in the first quartile of the Performance Group and Performance Universe for four of the six periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of

28

services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Growth and Income
Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Options Written
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Growth and Income Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a 5.87% total return, and its Service shares achieved a total return of 5.74%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 6.01% for the same period.2

Stocks generally rallied early in the year as an economic recovery appeared to gain traction, but renewed concerns later caused the market to give back some of its previous gains.The fund produced returns that were slightly lower than its benchmark, resulting from lagging returns from the consumer discretionary and materials sectors.

The Fund’s Investment Approach

To pursue the fund’s goal of seeking long-term capital growth, current income and growth of income consistent with reasonable investment risk, the fund invests primarily in stocks of domestic and foreign issuers. We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income. We choose stocks through a disciplined investment process that combines computer modeling techniques, “bottom-up” fundamental analysis and risk management.The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

Shifting Sentiment Sparked Heightened Market Volatility

Investors’ economic outlooks had improved dramatically by the start of 2011 due to improvements in employment, consumer spending and corporate earnings, sending stock prices broadly higher. However, the market rally was interrupted in February when political unrest in the Middle East led to sharply rising crude oil prices, and again in March

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

when catastrophic natural and nuclear disasters in Japan threatened one of the world’s largest domestic economies and disrupted industrial supply chains in the global economy. Nonetheless, investors proved resilient, and the U.S. stock market rebounded from these unexpected shocks.

In late April, investor sentiment began to deteriorate in earnest when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved more disappointing than expected and the debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions.

Stock Selections Produced Mixed Results

In this choppy market environment, our security selection strategy proved especially successful in the traditionally defensive consumer staples sector. Beverage producer Dr. Pepper Snapple Group beat analysts’ earnings estimates due to successful cost-cutting efforts, and tobacco producer Lorillard gained value after U.S. regulators ruled that the sale of menthol cigarettes could continue. In the information technology sector, video game maker Electronic Arts achieved better-than-expected financial results at the start of a new product cycle centered on digital downloads of gaming software. In the corporate technology market, BMC Software, Informatica and VMWare benefited from the growing trend toward “cloud computing,” in which businesses manage applications and data over the Internet. Wireless communications equipment leader QUALCOMM increased earnings guidance as more consumers purchased smartphones and tablet computers containing the company’s technology.

Disappointments over the first half of 2011 included the consumer discretionary sector, where Carnival suffered shortfalls due to higher fuel costs and reduced demand for vacations in the Mediterranean stemming from political unrest in Northern Africa. Retailer Staples was hurt by sluggish demand for office supplies and intensifying competitive pressures. Apparel seller Guess? encountered lower same-store sales and weaker store traffic during the first quarter of the year. In the materials sector, fertilizer producer Mosaic declined in

4

value due to higher input prices and a large divestment of shares by a major institutional shareholder. Metals-and-mining giant Freeport-McMoRan Copper & Gold stumbled when China tightened its monetary policy to fight inflationary pressures, potentially reducing demand for the commodities used in infrastructure construction.

Seeking Opportunities Among Quality Companies

Despite headwinds including a persistently sluggish U.S. labor market and weak housing markets, we believe the economic recovery is likely to persist. Profits in some industries have returned to pre-recession levels, energy prices have begun to moderate and rebuilding in Japan could boost economic activity.

In this environment, we expect investors to remain selective, favoring growing companies with rising dividends and avoiding those with weaker underlying business fundamentals. Our bottom-up security selection process has identified a number of opportunities in the consumer discretionary sector, where valuations of media companies appear especially attractive. Fewer stocks in the utilities sector have satisfied our value-oriented investment criteria.

June 15, 2011

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a
widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Growth and Income Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.49	$5.76
Ending value (after expenses)	$1,058.70	$1,057.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.41	$5.66
Ending value (after expenses)	$1,020.43	$1,019.19

† Expenses are equal to the fund’s annualized expense ratio of .88% for Initial shares and 1.13% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2011 (Unaudited)

Common Stocks—98.2%	Shares	Value ($)
Consumer Discretionary—13.5%
Amazon.com	4,520 [a]	924,295
Carnival	21,242	799,336
Dick’s Sporting Goods	9,230 [a]	354,893
DIRECTV, Cl. A	10,460 [a]	531,577
Express	10,210	222,578
Guess?	5,130	215,768
Johnson Controls	28,310	1,179,395
Limited Brands	9,860	379,117
Macy’s	24,030	702,637
Netflix	1,180 [a,b]	309,974
News, Cl. A	12,650	223,905
Nordstrom	9,180 [b]	430,909
Omnicom Group	46,300 [b]	2,229,808
Priceline.com	690 [a]	353,232
Regal Entertainment Group, Cl. A	23,990 [b]	296,277
Time Warner	51,236	1,863,453
Walt Disney	12,880	502,835
		11,519,989
Consumer Staples—9.8%
Avon Products	13,710	383,880
Coca-Cola Enterprises	21,430	625,327
ConAgra Foods	28,990	748,232
Dr. Pepper Snapple Group	26,810	1,124,143
Energizer Holdings	4,090 [a]	295,952
Kraft Foods, Cl. A	27,260	960,370
Lorillard	2,090 [c]	227,538
PepsiCo	35,060	2,469,276
Procter & Gamble	8,930	567,680
Walgreen	10,660	452,624
Whole Foods Market	8,770	556,457
		8,411,479
Energy—11.8%
Chevron	3,820	392,849
ENSCO, ADR	8,440	449,852
Exxon Mobil	51,610	4,200,022

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Halliburton	8,480	432,480
Occidental Petroleum	21,200	2,205,648
Schlumberger	27,589	2,383,690
		10,064,541
Financial—13.4%
American Express	6,780	350,526
Ameriprise Financial	7,170	413,566
Arthur J. Gallagher & Co.	13,990	399,275
Bank of America	27,330	299,537
Capital One Financial	10,830	559,586
Charles Schwab	18,940	311,563
Citigroup	13,401	558,018
Comerica	22,040	761,923
Discover Financial Services	13,110	350,692
Franklin Resources	1,710	224,506
Goldman Sachs Group	2,410	320,747
JPMorgan Chase & Co.	48,266	1,976,010
Marsh & McLennan	14,800	461,612
MetLife	21,400	938,818
Moody’s	16,250 [b]	623,187
New York Community Bancorp	64,710	970,003
Prudential Financial	3,330	211,755
TD Ameritrade Holding	9,960 [b]	194,320
U.S. Bancorp	49,630	1,266,061
Wells Fargo & Co.	10,450	293,227
		11,484,932
Health Care—12.4%
Accretive Health	9,050 [a,b]	260,549
Agilent Technologies	4,960 [a]	253,506
Alexion Pharmaceuticals	4,900 [a]	230,447
Amgen	11,100 [a]	647,685
Baxter International	11,990	715,683
Covidien	8,410	447,664
Dendreon	5,290 [a,b]	208,638
HCA Holdings	6,960 [a]	229,680
Johnson & Johnson	24,660	1,640,383

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
McKesson	11,010	920,986
Medtronic	5,390	207,677
Merck & Co.	23,060	813,787
Mylan	11,050 [a]	272,604
Pfizer	113,800	2,344,280
St. Jude Medical	7,870	375,242
Thermo Fisher Scientific	3,220 [a]	207,336
Vertex Pharmaceuticals	4,510 [a]	234,475
Warner Chilcott, Cl. A	9,100	219,583
Watson Pharmaceuticals	4,910 [a]	337,464
		10,567,669
Industrial—13.0%
Caterpillar	17,940	1,909,892
Cooper Industries	11,390	679,641
Cummins	6,640	687,174
Dover	18,110	1,227,858
Eaton	25,670	1,320,721
General Electric	92,260	1,740,024
Hubbell, Cl. B	9,630	625,468
Ingersoll-Rand	18,730	850,529
Owens Corning	16,610 [a]	620,384
Pitney Bowes	21,980 [b]	505,320
Stanley Black & Decker	8,590	618,910
United Technologies	3,830	338,993
		11,124,914
Information Technology—16.8%
Accenture, Cl. A	8,280	500,278
Alcatel-Lucent, ADR	46,040 [a]	265,651
AOL	11,499 [a,b]	228,370
Apple	6,326 [a]	2,123,448
Atmel	23,430 [a]	329,660
BMC Software	7,570 [a]	414,079
Electronic Arts	17,070 [a]	402,852
Google, Cl. A	2,263 [a]	1,145,938
Informatica	5,340 [a]	312,016
International Business Machines	8,890	1,525,079

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Microchip Technology	7,540 [b]	285,841
NetApp	11,500 [a]	606,970
OmniVision Technologies	8,040 [a]	279,872
Oracle	41,230	1,356,879
Paychex	28,130	864,154
QUALCOMM	44,360	2,519,205
Salesforce.com	2,880 [a]	429,062
Teradata	7,400 [a]	445,480
VMware, Cl. A	3,710 [a]	371,853
		14,406,687
Materials—3.8%
Air Products & Chemicals	11,060	1,057,115
Dow Chemical	12,310	443,160
Eastman Chemical	5,470	558,323
Freeport-McMoRan Copper & Gold	18,394	973,043
Packaging Corp. of America	7,400	207,126
		3,238,767
Telecommunication Services—3.0%
AT&T	28,380 [c]	891,416
Vodafone Group, ADR	26,610	711,019
Windstream	76,780 [b]	995,069
		2,597,504
Utilities—.7%
NextEra Energy	3,380	194,215
PPL	15,050	418,842
		613,057
Total Common Stocks
(cost $71,143,583)		84,029,539

Preferred Stocks—.3%
Consumer Discretionary
General Motors,
Ser. B, Conv., Cum. $1.24
(cost $260,844)	5,000 [b]	243,700

10

Other Investment—1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,055,000)	1,055,000 [d]	1,055,000

Investment of Cash Collateral
for Securities Loaned—4.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,970,564)	3,970,564 [d]	3,970,564

Total Investments (cost $76,429,991)	104.4%	89,298,803
Liabilities, Less Cash and Receivables	(4.4%)	(3,741,283)
Net Assets	100.0%	85,557,520

ADR—American Depository Receipts

a Non-income producing security.
b Securities, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $3,904,575 and the value of the collateral held by the fund was $3,970,564.
c Held by a broker as collateral for open options written.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	16.8	Consumer Staples	9.8
Consumer Discretionary	13.8	Money Market Investments	5.9
Financial	13.4	Materials	3.8
Industrial	13.0	Telecommunication Services	3.0
Health Care	12.4	Utilities	.7
Energy	11.8		104.4

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF OPTIONS WRITTEN
June 30, 2011 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
AT&T,
August 2011 @ $33	142 [a]	(1,136)
Lorillard,
September 2011 @ $120	20 [a]	(3,900)
(premiums received $10,615)		(5,036)

a Non-income producing security.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,904,575)—Note 1(b):
Unaffiliated issuers	71,404,427	84,273,239
Affiliated issuers	5,025,564	5,025,564
Cash		137,668
Receivable for investment securities sold		362,164
Dividends and Interest receivable		191,958
Prepaid expenses		5,160
		89,995,753
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		56,092
Liability for securities on loan—Note 1(b)		3,970,564
Payable for investment securities purchased		341,055
Payable for shares of Beneficial Interest redeemed		27,765
Outstanding options written, at value (premiums received
$10,615)—See Statement of Options Written—Note 4		5,036
Accrued expenses		37,721
		4,438,233
Net Assets ($)		85,557,520
Composition of Net Assets ($):
Paid-in capital		93,027,015
Accumulated undistributed investment income—net		53,567
Accumulated net realized gain (loss) on investments		(20,397,453)
Accumulated net unrealized appreciation (depreciation)
on investments and options transactions		12,874,391
Net Assets ($)		85,557,520

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	76,826,254	8,731,266
Shares Outstanding	3,694,248	419,555
Net Asset Value Per Share ($)	20.80	20.81

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,180 foreign taxes withheld at source):
Unaffiliated issuers	877,226
Affiliated issuers	356
Income from securities lending—Note 1(b)	3,132
Total Income	880,714
Expenses:
Investment advisory fee—Note 3(a)	325,053
Professional fees	20,779
Distribution fees—Note 3(b)	11,204
Trustees’ fees and expenses—Note 3(c)	9,465
Prospectus and shareholders’ reports	9,149
Custodian fees—Note 3(b)	7,638
Shareholder servicing costs—Note 3(b)	847
Loan commitment fees—Note 2	676
Miscellaneous	6,521
Total Expenses	391,332
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	391,330
Investment Income—Net	489,384
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,604,261
Net realized gain (loss) on options transactions	23,331
Net Realized Gain (Loss)	6,627,592
Net unrealized appreciation (depreciation) on investments	(2,154,375)
Net unrealized appreciation (depreciation) on options transactions	4,053
Net Unrealized Appreciation (Depreciation)	(2,150,322)
Net Realized and Unrealized Gain (Loss) on investments	4,477,270
Net Increase in Net Assets Resulting from Operations	4,966,654

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	489,384	987,912
Net realized gain (loss) on investments	6,627,592	11,807,862
Net unrealized appreciation
(depreciation) on investments	(2,150,322)	1,285,664
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,966,654	14,081,438
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(447,817)	(902,514)
Service Shares	(39,989)	(82,430)
Total Dividends	(487,806)	(984,944)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,772,255	2,666,633
Service Shares	167,875	182,777
Dividends reinvested:
Initial Shares	447,817	902,514
Service Shares	39,989	82,430
Cost of shares redeemed:
Initial Shares	(6,559,767)	(21,275,606)
Service Shares	(968,513)	(2,655,475)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,100,344)	(20,096,727)
Total Increase (Decrease) in Net Assets	(621,496)	(7,000,233)
Net Assets ($):
Beginning of Period	86,179,016	93,179,249
End of Period	85,557,520	86,179,016
Undistributed investment income—net	53,567	51,989

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	85,601	150,055
Shares issued for dividends reinvested	21,471	50,634
Shares redeemed	(317,279)	(1,229,028)
Net Increase (Decrease) in Shares Outstanding	(210,207)	(1,028,339)
Service Shares
Shares sold	8,128	10,621
Shares issued for dividends reinvested	1,917	4,597
Shares redeemed	(47,075)	(151,113)
Net Increase (Decrease) in Shares Outstanding	(37,030)	(135,895)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	19.76	16.86	13.27	25.42	24.79	21.82
Investment Operations:
Investment income—net[a]	.12	.20	.19	.13	.19	.18
Net realized and unrealized
gain (loss) on investments	1.04	2.91	3.59	(9.53)	1.79	2.97
Total from Investment Operations	1.16	3.11	3.78	(9.40)	1.98	3.15
Distributions:
Dividends from
investment income—net	(.12)	(.21)	(.19)	(.13)	(.19)	(.18)
Dividends from net realized
gain on investments	—	—	—	(2.62)	(1.16)	—
Total Distributions	(.12)	(.21)	(.19)	(2.75)	(1.35)	(.18)
Net asset value, end of period	20.80	19.76	16.86	13.27	25.42	24.79
Total Return (%)	5.87[b]	18.61	28.79	(40.41)	8.44	14.51
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88[c]	.88	.88	.85	.81	.84
Ratio of net expenses
to average net assets	.88[c]	.88	.84	.85	.81	.83
Ratio of net investment income
to average net assets	1.16[c]	1.16	1.32	.66	.76	.78
Portfolio Turnover Rate	44.41[b]	82.26	113.45	134.81	71.85	124.50
Net Assets, end of period
($ x 1,000)	76,826	77,151	83,182	73,919	149,445	168,965

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	19.77	16.87	13.28	25.43	24.80	21.83
Investment Operations:
Investment income—net[a]	.09	.16	.15	.08	.14	.14
Net realized and unrealized
gain (loss) on investments	1.04	2.91	3.59	(9.53)	1.79	2.97
Total from Investment Operations	1.13	3.07	3.74	(9.45)	1.93	3.11
Distributions:
Dividends from
investment income—net	(.09)	(.17)	(.15)	(.08)	(.14)	(.14)
Dividends from net realized
gain on investments	—	—	—	(2.62)	(1.16)	—
Total Distributions	(.09)	(.17)	(.15)	(2.70)	(1.30)	(.14)
Net asset value, end of period	20.81	19.77	16.87	13.28	25.43	24.80
Total Return (%)	5.74[b]	18.29	28.44	(40.53)	8.19	14.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13[c]	1.13	1.13	1.10	1.06	1.09
Ratio of net expenses
to average net assets	1.13[c]	1.13	1.09	1.10	1.00	1.00
Ratio of net investment income
to average net assets	.90[c]	.91	1.08	.40	.55	.61
Portfolio Turnover Rate	44.41[b]	82.26	113.45	134.81	71.85	124.50
Net Assets, end of period
($ x 1,000)	8,731	9,028	9,997	9,990	21,294	19,213

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Growth and Income Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund is a non-diversified series. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the

20

Board ofTrustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Options traded over-the-counter are valued at the mean between the bid and asked price. Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	82,846,717	—	—	82,846,717
Equity Securities—
Foreign†	1,426,522	—	—	1,426,522
Mutual Funds	5,025,564	—	—	5,025,564
Liabilities ($)
Other Financial
Instruments:
Options Written	(5,036)	—	—	(5,036)
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No.

22

2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of NewYork Mellon earned $1,342 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	874,000	8,499,000	8,318,000	1,055,000	1.2
Dreyfus
Institutional
Cash
Advantage
Fund	3,432,688	31,764,737	31,226,861	3,970,564	4.7
Total	4,306,688	40,263,737	39,544,861	5,025,564	5.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. The fund declares and pays dividends from investment income-net on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

24

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $26,755,443 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $17,025,805 of the carryover expires in fiscal 2016 and $9,729,638 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $984,944. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2011, the fund did not borrow under the Facilities.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $11,204 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $236 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $39 pursuant to the cash

26

management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $7,638 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $51,419, Rule 12b-1 distribution plan fees $1,762, custodian fees $577, chief compliance officer fees $2,259 and transfer agency per account fees $75.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended June 30, 2011, amounted to $38,744,233 and $44,057,626, respectively.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

28

The following summarizes the fund’s call/put options written during the period ended June 30, 2011:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2010	109	2,616
Contracts written	377	56,560
Contracts terminated:
Contracts closed	215	45,945	25,230	20,715
Contracts expired	109	2,616	—	2,616
Total contracts terminated	324	48,561	25,230	23,331
Contracts Outstanding
June 30, 2011	162	10,615

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Equity options contracts	7,366

At June 30, 2011, accumulated net unrealized appreciation on investments was $12,868,812, consisting of $14,001,851 gross unrealized appreciation and $1,133,039 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 1, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

30

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was in the first or second quartile of the Performance Group and Performance Universe for all periods, except for the ten-year period when the fund’s total return performance was in the third quartile of the Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was slightly above the Expense Group median, the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that

32

a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

34

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International
Equity Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Equity Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The global economy continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes throughout the world. Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector.

We expect mixed global economic conditions over the second half of 2011. Economic growth may remain slow in countries suffering from a debt hangover, but should be stronger in those countries with healthy balance sheets. Inflationary pressures appear to be peaking in most countries outside of China and other fast-growing emerging markets, and we have already seen energy prices retreat from their highs. In addition, we expect Japan to recover from current weakness, and we do not expect renewed fiscal worries in peripheral European nations to drag down the core of Europe. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Jonathan Bell, Portfolio Manager, Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Variable Investment Fund, International Equity Portfolio, produced a total return of 1.88% for its Initial shares, and its Service shares produced a total return of 1.77%.1 This compares with a 4.98% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2 Strong corporate earnings drove international stocks modestly higher amid heightened volatility during the first half of 2011, as a host of challenging developments affected both developed and developing economies around the world.The fund’s returns lagged its benchmark, largely due to disappointing results from individual holdings in the basic materials and consumer sectors.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas begins by identifying a core list of investment themes.These themes are based primarily on observable economic, industrial or social trends that Newton believes will positively affect markets, industries or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include deleverage, which asserts that certain economies need to reduce their budget deficits and pay down debt burdens which are reducing their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, the networked world theme identifies the investment opportunities and challenges inherent in the growth of information technology and data communication around the world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as networked world and deleverage; the relative values of equities, bonds and cash; company fundamentals; and long-term trends in

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

currency movements.Within markets and sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that possess a sustainable competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock becomes fully valued by the market.

Global Growth Challenged by Macroeconomic Developments

Positive market sentiment prevailed at the beginning of 2011 as the global economy continued to emerge from recession. While international markets advanced in January and February, volatility remained high, with investors concerned about a number of world-wide political and economic challenges, including the ongoing sovereign debt crisis in Europe, inflationary pressures in China, political upheavals in the Middle East and stubbornly sluggish growth in the United States.The market’s vulnerability was amply illustrated in early March 2011, when a catastrophic earthquake and tsunami struck Japan, causing some stock markets to fall sharply. However, most equity markets rebounded quickly, and the MSCI EAFE Index hit new highs for the reporting period in April.

By May, various global economic difficulties began to take a more persistent toll on stock valuations. U.S. economic growth proved more anemic than expected due to high unemployment levels and troubled housing markets. In Europe, the sovereign debt problems facing Ireland, Portugal and Spain remained unresolved, and Greece faced the possibility of default.As a result, international markets lost some of the ground they had gained earlier in the year.

Stock Selections Produced Mixed Results

Although the fund participated to some degree in the market’s mildly positive results during the reporting period, its performance was constrained by disappointing results from Australian coal processor White Energy and Hong Kong-based home furnishing producer Man Wah Holdings, both of which encountered higher-than-expected operating costs. Flavor and fragrance maker Huabao International Holdings faced slowing sales and narrowing margins. Japanese consumer electronics giant Sony lost revenues when computer hackers forced the extended shutdown of its gaming network. Finally, two Japanese banks, Nomura Holdings and Sumitomo Mitsui Financial Group, suffered in the aftermath of the March earthquake.

4

On a more positive note, the fund derived relatively strong performance from its overweighted exposure to the health care sector, where we found attractive investment opportunities with reasonable levels of risk given the uncertainties facing investors. Individual investments in other sectors further enhanced returns. One of the best-performing holdings in this period, Jardine Matheson Holdings, posted better-than-expected results from its automotive and hotel subsidiaries. Japan-based oil and natural gas producer INPEX gained ground amid expectations of higher domestic demand in the wake of the nuclear disaster at the Fukushima power plant.

Seeking Opportunities Despite Global Challenges

In light of the challenges confronting many of the world’s economies, we believe business fundamentals are likely to vary widely from one market to another. Accordingly, we maintain our focus on regions, industries and individual businesses that appear poised for growth despite the possibility of rising inflationary pressures, global deleveraging activity and other trends affecting international earnings and revenues.

July 15, 2011

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.56	$6.85
Ending value (after expenses)	$1,018.80	$1,017.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.56	$6.85
Ending value (after expenses)	$1,019.29	$1,018.00

† Expenses are equal to the fund’s annualized expense ratio of 1.11% for Initial shares and 1.37% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—97.9%	Shares	Value ($)
Australia—6.2%
AMP	102,447	537,309
MacArthur Coal	41,372	485,889
Newcrest Mining	23,492	950,152
Santos	45,301	657,874
White Energy	153,439 [a]	300,341
WorleyParsons	15,097	457,269
		3,388,834
Belgium—1.3%
Anheuser-Busch InBev	12,220	708,837
Brazil—3.2%
Arezzo Industria e Comercio	33,291	466,093
Hypermarcas	43,532	410,034
International Meal Co. Holdings	26,400	277,423
Rossi Residencial	38,652	316,022
Tele Norte Leste Participacoes, ADR	18,046	280,435
		1,750,007
Canada—4.2%
Barrick Gold	10,552	479,104
Nexen	13,211	297,794
Potash Corporation of Saskatchewan	12,264	700,400
Yamana Gold	68,361	798,118
		2,275,416
China—2.5%
Biostime International Holdings	258,000	534,454
Mindray Medical International, ADR	10,096	283,193
Sands China	198,800 [a]	536,489
		1,354,136
Denmark—.6%
Pandora	9,755	306,491
France—6.5%
Air Liquide	5,062	725,555
BNP Paribas	7,002	540,498

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
L’Oreal	4,039	524,570
Nexans	5,214	490,717
Thales	13,554	584,455
Total	12,446	719,781
		3,585,576
Germany—3.5%
Bayer	12,059	969,505
Fresenius Medical Care & Co.	7,164	535,549
Gerry Weber International	6,333	415,799
		1,920,853
Hong Kong—6.4%
AIA Group	209,000	723,820
Belle International Holdings	251,000	528,985
China Mobile	43,500	402,483
GOME Electrical Appliances Holdings	1,050,000	419,638
Huabao International Holdings	265,000	241,104
Jardine Matheson Holdings	14,000	802,760
Man Wah Holdings	381,167	397,248
		3,516,038
Japan—24.0%
Asahi Breweries	31,900	639,942
Canon	11,600	548,984
DON Quijote	19,500	676,523
Hitachi Construction Machinery	27,800	619,504
INPEX	133	978,026
Japan Tobacco	129	495,938
Lawson	8,400	439,799
Makita	10,000	463,325
Mitsubishi	26,000	645,923
Mitsui Fudosan	24,000	410,807
Nintendo	1,500	280,790

8

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nomura Holdings	128,600	632,577
NTN	74,000	419,154
Otsuka Holdings	13,000	343,954
Santen Pharmaceutical	10,100	408,993
Shiseido	8,000	148,960
Softbank	20,600	775,331
Sumco	36,116 [a]	606,532
Sumitomo Mitsui Financial Group	19,500	597,801
Toshiba	126,000	660,481
Towa Pharmaceutical	11,600	698,839
Toyota Motor	40,600	1,664,244
		13,156,427
Norway—1.1%
DnB NOR	45,054	627,983
Philippines—.7%
Energy Development	2,385,300	362,735
Poland—.9%
Telekomunikacja Polska	83,402	506,591
Singapore—2.4%
Straits Asia Resources	261,000	635,341
United Overseas Bank	41,000	656,908
		1,292,249
South Africa—.7%
MTN Group	17,099	363,889
Spain—.9%
Amadeus IT Holding, Cl. A	23,791	493,705
Switzerland—11.7%
Actelion	8,447 [a]	416,045
Bank Sarasin & Cie, Cl. B	11,648	461,348
Lonza Group	3,984 [a]	311,802
Nestle	21,350	1,326,836

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Novartis	17,699	1,084,149
Roche Holding	8,470	1,417,459
Syngenta	2,435 [a]	821,948
Zurich Financial Services	2,185 [a]	552,520
		6,392,107
Thailand—4.7%
Advanced Info Service	196,000	663,434
Bangkok Bank	138,500	714,475
Bangkok Dusit Medical Services	280,100	480,888
Bank of Ayudhya	414,200	370,724
PTT	33,200	361,985
		2,591,506
United Kingdom—16.4%
Anglo American	17,930	888,486
Associated British Foods	28,328	492,388
Barclays	176,349	725,837
BHP Billiton	38,868	1,529,593
Bowleven	81,029 [a]	435,986
British American Tobacco	19,863	870,622
Cable & Wireless Communications	395,253	257,044
Cable & Wireless Worldwide	273,445	202,186
Carnival	8,839	342,313
GlaxoSmithKline	40,299	862,806
ICAP	93,404	709,071
Imagination Technologies Group	70,542 [a]	426,941
Scottish & Southern Energy	24,901	556,713
Standard Chartered	26,131	686,963
		8,986,949
Total Common Stocks
(cost $47,000,986)		53,580,329

10

Preferred Stocks—1.1%		Shares	Value ($)
Brazil
Petroleo Brasileiro
(cost $676,025)		41,031	623,622

Total Investments (cost $47,677,011)		99.0%	54,203,951
Cash and Receivables (Net)		1.0%	536,472
Net Assets		100.0%	54,740,423

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Consumer Goods	18.1	Consumer Services	6.9
Materials	18.0	Telecommunications	6.3
Financial	16.3	Technology	3.8
Health Care	11.9	Utilities	1.7
Oil & Gas	8.3
Industrial	7.7		99.0

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	47,677,011	54,203,951
Cash denominated in foreign currencies	165,044	164,867
Receivable for investment securities sold		850,344
Dividends and interest receivable		217,785
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		414
Prepaid expenses		671
		55,438,032
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		62,112
Cash overdraft due to Custodian		141,775
Payable for investment securities purchased		414,684
Payable for shares of Beneficial Interest redeemed		26,896
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		105
Accrued expenses		52,037
		697,609
Net Assets ($)		54,740,423
Composition of Net Assets ($):
Paid-in capital		63,670,265
Accumulated distributions in excess of investment income—net		(64,261)
Accumulated net realized gain (loss) on investments		(15,412,308)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		6,546,727
Net Assets ($)		54,740,423

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	41,669,686	13,070,737
Shares Outstanding	2,537,972	796,492
Net Asset Value Per Share ($)	16.42	16.41

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $85,821 foreign taxes withheld at source):
Unaffiliated issuers	876,471
Affiliated issuers	279
Total Income	876,750
Expenses:
Investment advisory fee—Note 3(a)	222,356
Auditing fees	38,133
Custodian fees—Note 3(b)	36,622
Prospectus and shareholders’ reports	17,792
Distribution fees—Note 3(b)	16,942
Trustees’ fees and expenses—Note 3(c)	2,479
Legal fees	1,450
Shareholder servicing costs—Note 3(b)	1,226
Interest expense—Note 2	884
Loan commitment fees—Note 2	465
Miscellaneous	8,688
Total Expenses	347,037
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	347,036
Investment Income—Net	529,714
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,658,166
Net realized gain (loss) on forward foreign currency exchange contracts	(18,420)
Net Realized Gain (Loss)	4,639,746
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(4,003,314)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	80,786
Net Unrealized Appreciation (Depreciation)	(3,922,528)
Net Realized and Unrealized Gain (Loss) on Investments	717,218
Net Increase in Net Assets Resulting from Operations	1,246,932

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	529,714	812,851
Net realized gain (loss) on investments	4,639,746	1,237,077
Net unrealized appreciation
(depreciation) on investments	(3,922,528)	3,574,429
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,246,932	5,624,357
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(935,585)	(739,691)
Service Shares	(239,508)	(194,723)
Total Dividends	(1,175,093)	(934,414)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,029,665	4,924,552
Service Shares	523,035	1,706,809
Dividends reinvested:
Initial Shares	935,585	739,691
Service Shares	239,508	194,723
Cost of shares redeemed:
Initial Shares	(8,804,180)	(7,378,266)
Service Shares	(1,517,253)	(2,773,022)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,593,640)	(2,585,513)
Total Increase (Decrease) in Net Assets	(6,521,801)	2,104,430
Net Assets ($):
Beginning of Period	61,262,224	59,157,794
End of Period	54,740,423	61,262,224
Undistributed (distributions in excess of)
investment income—net	(64,261)	581,118

14

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	123,263	342,485
Shares issued for dividends reinvested	57,292	49,019
Shares redeemed	(529,297)	(500,686)
Net Increase (Decrease) in Shares Outstanding	(348,742)	(109,182)
Service Shares
Shares sold	31,595	117,507
Shares issued for dividends reinvested	14,667	12,904
Shares redeemed	(91,861)	(188,040)
Net Increase (Decrease) in Shares Outstanding	(45,599)	(57,629)

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not refect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	16.44	15.19	12.75	23.12	20.08	16.41
Investment Operations:
Investment income—net[a]	.15	.22	.28	.30	.29	.22
Net realized and unrealized
gain (loss) on investments	.16	1.28	2.71	(9.70)	3.10	3.59
Total from Investment Operations	.31	1.50	2.99	(9.40)	3.39	3.81
Distributions:
Dividends from
investment income—net	(.33)	(.25)	(.55)	(.34)	(.35)	(.14)
Dividends from net realized
gain on investments	—	—	—	(.63)	—	—
Total Distributions	(.33)	(.25)	(.55)	(.97)	(.35)	(.14)
Net asset value, end of period	16.42	16.44	15.19	12.75	23.12	20.08
Total Return (%)	1.88[b]	10.03	25.26	(42.22)	17.12	23.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[c]	1.06	1.12	1.10	1.03	1.03
Ratio of net expenses
to average net assets	1.11[c]	1.06	1.12	1.08	.98	.97
Ratio of net investment income
to average net assets	1.84[c]	1.47	2.12	1.62	1.37	1.19
Portfolio Turnover Rate	28.21[b]	63.67	104.15	99.61	113.77	98.92
Net Assets, end of period
($ x 1,000)	41,670	47,443	45,507	37,360	70,923	59,561

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	16.41	15.17	12.72	23.06	20.05	16.39
Investment Operations:
Investment income—net[a]	.13	.18	.25	.24	.22	.16
Net realized and unrealized
gain (loss) on investments	.16	1.28	2.71	(9.66)	3.11	3.61
Total from Investment Operations	.29	1.46	2.96	(9.42)	3.33	3.77
Distributions:
Dividends from
investment income—net	(.29)	(.22)	(.51)	(.29)	(.32)	(.11)
Dividends from net realized
gain on investments	—	—	—	(.63)	—	—
Total Distributions	(.29)	(.22)	(.51)	(.92)	(.32)	(.11)
Net asset value, end of period	16.41	16.41	15.17	12.72	23.06	20.05
Total Return (%)	1.77[b]	9.74	24.89	(42.36)	16.84	23.06
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[c]	1.31	1.37	1.35	1.28	1.28
Ratio of net expenses
to average net assets	1.37[c]	1.31	1.37	1.34	1.23	1.21
Ratio of net investment income
to average net assets	1.59[c]	1.23	1.91	1.33	1.02	.90
Portfolio Turnover Rate	28.21[b]	63.67	104.15	99.61	113.77	98.92
Net Assets, end of period
($ x 1,000)	13,071	13,819	13,651	11,639	18,607	9,716

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Equity Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series. The fund’s investment objective is to seek capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser. Newton is also a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

18

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indica-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tors, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	54,203,951	—	—	54,203,951
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	414	—	414
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(105)	—	(105)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

22

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $19,287,879 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $7,477,880 of the carryover expires in fiscal 2016 and $11,809,999 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $934,414. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2011 was approximately $130,400, with a related weighted average annualized interest rate of 1.37%.

24

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.35%
$100 million up to $1 billion	.30%
$1 billion up to $1.5 billion	.26%
In excess of $1.5 billion	.20%

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $16,942 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $139 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $24 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $36,622 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $33,531, Rule 12b-1 distribution plan fees $2,670, custodian fees $23,607, chief compliance officer fees $2,259 and transfer agency per account fees $45.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2011, amounted to $16,792,855 and $24,426,325, respectively.

26

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Japanese Yen,
Expiring 7/1/2011	1,824,474	22,558	22,663	(105)
Japanese Yen,
Expiring 7/5/2011	24,326,614	302,589	302,175	414
Gross Unrealized
Appreciation				414
Gross Unrealized
Depreciation				(105)

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Forward contracts	1,557,928

At June 30, 2011, accumulated net unrealized appreciation on investments was $6,526,940, consisting of $8,387,355 gross unrealized appreciation and $1,860,415 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 1, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long term perfor-mance.The Board members discussed the results of the comparisons

30

and noted that the fund’s total return performance was above the Performance Group or Performance Universe medians for half of the periods and that when performance was below median there was a relatively narrow spread between the median and the fund’s performance.

Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and the Expense Universe medians and the fund’s total expenses were above the Performance Group median and, for Initial Shares, approximately equal to the Performance Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	33

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International Value
Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Value Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, InternationalValue Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The global economy continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes throughout the world. Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector.

We expect mixed global economic conditions over the second half of 2011. Economic growth may remain slow in countries suffering from a debt hangover, but should be stronger in those countries with healthy balance sheets. Inflationary pressures appear to be peaking in most countries outside of China and other fast-growing emerging markets, and we have already seen energy prices retreat from their highs. In addition, we expect Japan to recover from current weakness, and we do not expect renewed fiscal worries in peripheral European nations to drag down the core of Europe. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by D. Kirk Henry, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Variable Investment Fund, InternationalValue Portfolio’s Initial shares produced a total return of 2.26%, and its Service shares produced a total return of 2.12%.1 This compares with a 4.98% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2 A debt crisis in Europe and disappointing global economic data weighed on investor sentiment in May, offsetting better market performance at other times during the first half of 2011.The fund’s returns were lower than its benchmark, primarily due to its focus on value-oriented stocks at a time when growth-oriented equities fared better.

As a side note, the fund is managed by a team of portfolio managers. In addition to D. Kirk Henry, the lead portfolio manager, the other members of the team include Carolyn Kedersha,Warren Skillman and Clifford Smith.

The Fund’s Investment Approach

The fund seeks long-term capital growth by investing in stocks of foreign companies that we consider to be value companies.The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven.When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends.We focus on how a stock is valued relative to its intrinsic worth, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

Shifting Sentiment Sparked Market Volatility

Although global equity markets suffered bouts of weakness at the start of 2011, investors’ outlooks appeared to improve in February when several regions of the world posted stronger economic data. In response, investors

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

rewarded stocks with positive share-price momentum, seemingly without regard to their valuations. Even unexpected macroeconomic shocks—including the impact of political unrest in the Middle East on energy prices in February and disruptions to the global industrial supply chain after Japan’s natural and nuclear disasters in March—failed to dampen investors’ preference for momentum-oriented stocks. Consequently, growth-oriented stocks produced higher returns than their value-oriented counterparts over much of the reporting period.

In May, investor sentiment deteriorated quickly when Greece appeared headed for default on its sovereign debt, sparking fears that renewed credit problems would spread to other heavily indebted nations in Europe. Meanwhile, economic data in several regions, including the United States, proved disappointing, and Asian emerging markets struggled with mounting inflationary pressures. Market conditions improved in June when Greece avoided default, but the rally was not enough to fully recapture losses stemming from heightened volatility in May.

Security Selections Produced Mixed Results

Although the fund participated to a degree in the benchmark’s modest gains for the reporting period, its relative performance was undermined by disappointing security selections in the consumer discretionary sector. Hong Kong-based retailer Esprit Holdings encountered higher input costs and fluctuating currency exchange rates, and investments in operational improvements dampened earnings.Although the fund participated in gains posted by German automaker Daimler, it did not own other European car manufacturers that fared well for the benchmark.

In the information technology sector, overweighted exposure to Finland-based wireless handset maker Nokia hurt performance when a joint venture with U.S. software giant Microsoft was not well received by investors. Among Japanese technology companies, office equipment manufacturer Ricoh was hurt by supply chain disruptions in the aftermath of the earthquake, and game maker Nintendo received disappointing results from a new product launch. In the industrials sector, Australian freight forwarder Toll Holdings declined in a domestic economic slowdown to levels we consider oversold.

The fund achieved better results in the financials sector. For example, U.K.-based insurance and asset management company Resolution gained value when it announced the end of its acquisition strategy and began to see synergies from previous takeovers. Singapore’s United

4

Overseas Bank and DBS Group Holdings benefited from a strong domestic lending market with pan-Asian exposure.The utilities sector also supported relative performance, as the fund did not own TEPCO, the operator of Japan’s damaged nuclear plants, and instead focused on Tokyo Gas, which stands to replace some of the electricity formerly provided by nuclear power. In the United Kingdom, coal-fired electric utility Drax Group bounced back from a low valuation as business conditions improved.

Positioned for Greater Global Growth

Despite a number of headwinds, we believe that recent market setbacks represent a temporary mid-cycle correction, and we expect investor sentiment to improve along with global financial data in the months ahead. As investors look beyond near-term macroeconomic influences and focus on longer-term business prospects, we believe value-oriented stocks should return to favor among investors. Therefore, we have maintained the fund’s emphasis on fundamentally sound companies that, in our analysis, are selling at prices below their intrinsic values.

July 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.02	$7.27
Ending value (after expenses)	$1,022.60	$1,021.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.01	$7.25
Ending value (after expenses)	$1,018.84	$1,017.60

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Initial Shares and 1.45% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2011 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)
Australia—5.6%
Billabong International	77,370	498,728
BlueScope Steel	212,633	274,811
National Australia Bank	45,151	1,240,689
Nufarm	111,433 [a]	536,632
Primary Health Care	217,781	801,181
Qantas Airways	196,010 [a]	386,823
QBE Insurance Group	72,370	1,338,949
Toll Holdings	100,806	524,378
		5,602,191
Brazil—1.8%
Banco Santander Brasil, ADS	47,250	553,298
Petroleo Brasileiro, ADR	22,670	767,606
Redecard	2,560	38,581
Tele Norte Leste Participacoes, ADR	31,380	487,645
		1,847,130
China—2.9%
Beijing Capital International Airport, Cl. H	846,000 [a]	395,728
China Dongxiang Group	1,163,000	369,149
China Railway Group, Cl. H	662,000	310,511
Foxconn International Holdings	851,000 [a]	374,008
Guangzhou Automobile Group, Cl. H	410,272	500,865
Huaneng Power International, ADR	3,940	84,001
Huaneng Power International, Cl. H	642,000	337,430
PetroChina, ADR	3,530	515,486
		2,887,178
Finland—1.6%
Nokia	243,220	1,576,602
France—11.8%
Alstom	15,120	932,310
Carrefour	33,160	1,361,831
Credit Agricole	44,283	665,934
EDF	21,810	857,276
France Telecom	62,840	1,336,391
Lagardere	7,990	337,580

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Sanofi	23,067	1,854,512
Societe Generale	23,622	1,401,741
Total	38,330	2,216,712
Vivendi	30,064	835,983
		11,800,270
Germany—6.8%
Allianz	6,600	921,979
Celesio	20,460	407,966
Commerzbank	159,690 [a]	687,548
Daimler	7,844	590,365
Deutsche Bank	16,450	972,095
Deutsche Telekom	39,170	614,321
E.ON	49,720	1,412,115
Muenchener Rueckversicherungs	4,320	660,611
RWE	9,937	550,975
		6,817,975
Hong Kong—3.7%
China Mobile, ADR	12,380	579,136
Esprit Holdings	530,896	1,651,012
Hang Seng Bank	70,700	1,129,318
Pacific Basin Shipping	626,000	357,177
		3,716,643
India—.7%
Reliance Industries, GDR	16,450 [b]	661,948
Israel—1.4%
Teva Pharmaceutical Industries, ADR	28,810	1,389,218
Italy—3.6%
Banco Popolare	50,330	115,976
Buzzi Unicem	12,100 [a]	168,538
ENI	19,575	462,989
Finmeccanica	81,876	990,828
Saras	696,970 [a]	1,483,732
Unipol Gruppo Finanziario	638,057 [a]	347,259
		3,569,322

8

Common Stocks (continued)	Shares	Value ($)
Japan—22.0%
Astellas Pharma	11,700	452,711
East Japan Railway	14,200	811,378
Fujitsu	94,000	534,774
INPEX	96	705,944
Kao	26,000	681,448
KDDI	50	358,363
Kirin Holdings	44,000	611,589
Matsumotokiyoshi Holdings	28,500	607,490
Medipal Holdings	84,600	748,217
Mitsubishi UFJ Financial Group	314,000	1,521,148
NEC	120,000 [a]	272,778
Nintendo	1,570	293,894
Nippon Express	139,000	561,145
Nomura Holdings	98,300	483,533
Panasonic	73,900	899,596
Rengo	63,000	415,539
Ricoh	93,700	1,034,710
Ryohin Keikaku	3,800	181,492
Sekisui House	50,000	463,325
Seven & I Holdings	30,100	806,480
Shimachu	13,400	326,740
Shimizu	101,000	419,030
Shin-Etsu Chemical	20,860	1,112,896
Sumitomo Mitsui Financial Group	41,500	1,272,244
Sumitomo Mitsui Trust Holdings	166,240	576,125
Taiyo Nippon Sanso	102,000	809,614
Tokyo Electron	11,200	607,962
Tokyo Gas	117,000	527,557
Tokyo Steel Manufacturing	99,300	1,043,510
Toyoda Gosei	27,300	617,518
Toyota Motor	41,600	1,705,236
Yamada Denki	7,534	611,105
		22,075,091

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Netherlands—3.8%
Aegon	127,954 [a]	872,844
Heineken	4,260	256,188
Koninklijke Philips Electronics	64,668	1,660,823
Royal Dutch Shell, Cl. A	28,999	1,029,461
		3,819,316
Norway—.3%
Norsk Hydro	46,356	354,942
Russia—.2%
Gazprom, ADR	10,760	156,881
Singapore—2.4%
DBS Group Holdings	133,453	1,592,788
United Overseas Bank	53,425	855,983
		2,448,771
South Africa—1.0%
Murray & Roberts Holdings	86,170	382,309
Standard Bank Group	43,460	642,536
		1,024,845
South Korea—2.1%
KB Financial Group, ADR	8,089	386,654
Korea Electric Power	11,200 [a]	297,401
Korea Electric Power, ADR	24,580 [a]	326,177
Korea Exchange Bank	78,200	703,152
KT, ADR	9,680	188,179
SK Telecom, ADR	13,970	261,239
		2,162,802
Spain—1.9%
Banco Bilbao Vizcaya Argentaria	59,120	693,583
Gamesa Corp Tecnologica	72,729 [a]	587,460
Iberdrola	71,383	635,282
		1,916,325
Sweden—2.9%
Husqvarna, Cl. B	70,010	463,656

10

Common Stocks (continued)	Shares	Value ($)
Sweden (continued)
Investor, Cl. B	24,980	572,646
Svenska Cellulosa, Cl. B	52,780	743,069
Telefonaktiebolaget LM Ericsson, Cl. B	81,580	1,176,263
		2,955,634
Switzerland—5.8%
Lonza Group	6,950 [a]	543,931
Novartis	33,199	2,033,599
Roche Holding	10,400	1,740,446
UBS	81,124 [a]	1,479,192
		5,797,168
Taiwan—.5%
United Microelectronics	927,120	459,953
United Kingdom—16.5%
Anglo American	22,336	1,106,816
BAE Systems	143,893	735,550
BP	235,232	1,731,574
Drax Group	19,620	158,548
easyJet	48,490 [a]	279,467
GlaxoSmithKline	71,467	1,530,117
Home Retail Group	312,468	820,951
HSBC Holdings	303,694	3,014,178
Lonmin	37,797	881,427
QinetiQ Group	144,030 [a]	279,012
Reed Elsevier	44,562	404,804
Resolution	135,166	637,790
Royal Dutch Shell, Cl. A	21,187	754,213
Tesco	175,205	1,130,409
Unilever	69,728	2,244,922
Vodafone Group	316,889	840,704
		16,550,482
Total Common Stocks
(cost $106,184,536)		99,590,687

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,760,000)	1,760,000 [c]	1,760,000

Total Investments (cost $107,944,536)	101.1%	101,350,687
Liabilities, Less Cash and Receivables	(1.1%)	(1,106,378)
Net Assets	100.0%	100,244,309

ADR—American Depository Receipts
GDR—Global Depository Receipts
ADS—American Depository Shares
a Non-income producing security.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, this security amounted to $661,948 or .7% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	25.2	Consumer Staples	7.7
Health Care	11.4	Information Technology	6.4
Consumer Discretionary	10.8	Utilities	5.1
Energy	10.5	Telecommunication Services	4.7
Industrial	9.6	Money Market Investment	1.8
Materials	7.9		101.1

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	106,184,536	99,590,687
Affiliated issuers	1,760,000	1,760,000
Cash		242,539
Cash denominated in foreign currencies	724,117	742,975
Dividends and interest receivable		463,230
Receivable for investment securities sold		118,294
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		122
Prepaid expenses		2,998
		102,920,845
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		126,573
Payable for shares of Beneficial Interest redeemed		2,451,370
Payable for investment securities purchased		62,794
Interest payable—Note 2		186
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		53
Accrued expenses		35,560
		2,676,536
Net Assets ($)		100,244,309
Composition of Net Assets ($):
Paid-in capital		132,468,554
Accumulated undistributed investment income—net		1,369,549
Accumulated net realized gain (loss) on investments		(27,036,827)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(6,556,967)
Net Assets ($)		100,244,309

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	51,976,921	48,267,388
Shares Outstanding	4,623,477	4,291,408
Net Asset Value Per Share ($)	11.24	11.25

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $222,600 foreign taxes withheld at source):
Unaffiliated issuers	2,249,748
Affiliated issuers	997
Total Income	2,250,745
Expenses:
Investment advisory fee—Note 3(a)	525,008
Distribution fees—Note 3(b)	61,969
Custodian fees—Note 3(b)	42,553
Professional fees	29,279
Prospectus and shareholders’ reports	13,779
Shareholder servicing costs—Note 3(b)	3,950
Trustees’ fees and expenses—Note 3(c)	2,145
Interest expense—Note 2	1,463
Loan commitment fees—Note 2	814
Miscellaneous	11,450
Total Expenses	692,410
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	692,407
Investment Income—Net	1,558,338
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,499,746
Net realized gain (loss) on forward foreign currency exchange contracts	(92,908)
Net Realized Gain (Loss)	4,406,838
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(3,525,381)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	215
Net Unrealized Appreciation (Depreciation)	(3,525,166)
Net Realized and Unrealized Gain (Loss) on Investments	881,672
Net Increase in Net Assets Resulting from Operations	2,440,010

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	1,558,338	1,634,037
Net realized gain (loss) on investments	4,406,838	4,946,937
Net unrealized appreciation
(depreciation) on investments	(3,525,166)	(2,795,852)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,440,010	3,785,122
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,098,099)	(1,035,042)
Service Shares	(855,198)	(712,406)
Total Dividends	(1,953,297)	(1,747,448)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	6,744,715	9,286,687
Service Shares	3,391,537	13,407,360
Dividends reinvested:
Initial Shares	1,098,099	1,035,042
Service Shares	855,198	712,406
Cost of shares redeemed:
Initial Shares	(15,418,285)	(10,963,529)
Service Shares	(5,117,516)	(16,676,496)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,446,252)	(3,198,530)
Total Increase (Decrease) in Net Assets	(7,959,539)	(1,160,856)
Net Assets ($):
Beginning of Period	108,203,848	109,364,704
End of Period	100,244,309	108,203,848
Undistributed investment income—net	1,369,549	1,764,508

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	589,820	856,479
Shares issued for dividends reinvested	96,749	94,958
Shares redeemed	(1,346,213)	(1,040,516)
Net Increase (Decrease) in Shares Outstanding	(659,644)	(89,079)
Service Shares
Shares sold	295,312	1,246,678
Shares issued for dividends reinvested	75,281	65,239
Shares redeemed	(448,282)	(1,584,438)
Net Increase (Decrease) in Shares Outstanding	(77,689)	(272,521)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.21	10.92	8.79	17.43	19.50	17.49
Investment Operations:
Investment income—net[a]	.18	.18	.17	.34	.31	.29
Net realized and unrealized
gain (loss) on investments	.08	.30	2.35	(5.94)	.44	3.44
Total from Investment Operations	.26	.48	2.52	(5.60)	.75	3.73
Distributions:
Dividends from
investment income—net	(.23)	(.19)	(.39)	(.35)	(.31)	(.26)
Dividends from net realized
gain on investments	—	—	—	(2.69)	(2.51)	(1.46)
Total Distributions	(.23)	(.19)	(.39)	(3.04)	(2.82)	(1.72)
Net asset value, end of period	11.24	11.21	10.92	8.79	17.43	19.50
Total Return (%)	2.26[b]	4.46	30.97	(37.32)	4.15	22.60
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.20[c]	1.26	1.32	1.23	1.19	1.19
Ratio of net expenses
to average net assets	1.20[c]	1.26	1.32	1.23	1.18	1.18
Ratio of net investment income
to average net assets	3.07[c]	1.72	1.89	2.79	1.69	1.59
Portfolio Turnover Rate	30.74[b]	61.13	63.87	55.27	66.08	60.27
Net Assets, end of period
($ x 1,000)	51,977	59,242	58,684	49,868	101,614	118,733

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.21	10.92	8.77	17.39	19.47	17.47
Investment Operations:
Investment income—net[a]	.16	.15	.15	.32	.27	.24
Net realized and unrealized
gain (loss) on investments	.08	.31	2.35	(5.94)	.44	3.45
Total from Investment Operations	.24	.46	2.50	(5.62)	.71	3.69
Distributions:
Dividends from
investment income—net	(.20)	(.17)	(.35)	(.31)	(.28)	(.23)
Dividends from net realized
gain on investments	—	—	—	(2.69)	(2.51)	(1.46)
Total Distributions	(.20)	(.17)	(.35)	(3.00)	(2.79)	(1.69)
Net asset value, end of period	11.25	11.21	10.92	8.77	17.39	19.47
Total Return (%)	2.12[b]	4.22	30.66	(37.48)	3.92	22.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45[c]	1.51	1.57	1.48	1.44	1.44
Ratio of net expenses
to average net assets	1.45[c]	1.51	1.57	1.48	1.39	1.38
Ratio of net investment income
to average net assets	2.85[c]	1.44	1.60	2.58	1.49	1.33
Portfolio Turnover Rate	30.74[b]	61.13	63.87	55.27	66.08	60.27
Net Assets, end of period
($ x 1,000)	48,267	48,962	50,681	41,225	79,776	80,358

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature

20

and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	99,590,687	—	—	99,590,687
Mutual Funds	1,760,000	—	—	1,760,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	122	—	122
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(53)	—	(53)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in

22

GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,740,000	14,600,000	16,580,000	1,760,000	1.8

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

24

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $29,055,194 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent December 31, 2010. If not applied, $7,414,501 of the carryover expires in fiscal 2016 and $21,640,693 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $1,747,448.The tax character of the current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commit-

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2011 was approximately $210,500, with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $61,969 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $326 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash

26

management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $55 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $42,553 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $82,718, Rule 12b-1 distribution plan fees $9,810, custodian fees $31,696, chief compliance officer fees $2,259 and transfer agency per account fees $90.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2011, amounted to $31,971,559 and $37,770,313, respectively.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
British Pound,
Expiring 7/5/2011	15,814	25,328	25,381	(53)
Japanese Yen,
Expiring 7/5/2011	6,766,154	84,168	84,046	122
Gross Unrealized
Appreciation				122
Gross Unrealized
Depreciation				(53)

28

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Forward contracts	435,398

At June 30, 2011, accumulated net unrealized depreciation on investments was $6,593,849, consisting of $6,776,544 gross unrealized appreciation and $13,370,393 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 1, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s

30

brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and the Expense Universe medians.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund

32

and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

34

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Money Market
Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
20	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Money Market Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Money Market Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow during the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment.As a result, the Federal Reserve Board left short-term interest rates unchanged at historically low levels, and money market yields remained near zero percent.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Variable Investment Fund, Money Market Portfolio produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund provided an annualized effective yield of 0.01% for the same period.1

Money market yields remained near zero percent as the Federal Reserve Board (the “Fed”) continued to maintain short-term interest rates at historically low levels in a sluggish economy.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper and other short-term corporate and bank obligations and dollar-denominated foreign bank obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Mixed Economic Data Sparked Shifts in Market Sentiment

The reporting period began in the midst of an economic recovery as new unemployment claims had declined and the unemployment rate had eased to 9.4% by the start of 2011. In addition, the Fed was in the midst of a second round of quantitative easing of monetary policy.As a result, the recovery seemed to gain momentum early in the year, as evidenced by improved existing home sales in January. Meanwhile, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Nonetheless, as it has since December 2008, the Fed maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

In February, political unrest in the Middle East caused energy prices to surge higher, potentially threatening the reinvigorated economic recovery. Still, U.S. manufacturing activity reached its highest level in seven years, and the unemployment rate fell to 8.9% during the month.The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Yet, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years. However, it was later announced that the U.S. economy grew at a surprisingly anemic 1.9% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind the deceleration of economic growth.

Economic headwinds seemed to intensify in April as new concerns arose regarding potential default by Greece on its sovereign debt, and the debate about government spending and borrowing intensified in the United States. However, some parts of the U.S. economy continued to fare well during the month, including another monthly increase in domestic manufacturing activity.

May produced more mixed economic data.While industrial production picked up after slumping in March and April, employment data continued to disappoint, with new jobless claims remaining uncomfortably high.The housing market continued to deteriorate, posting declines in both existing home sales and housing starts.

The Fed ended its quantitative easing program on schedule in June, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, concerns waned regarding Greece’s precarious fiscal condition, energy prices moderated and manufacturing activity continued to increase. These positive developments were largely offset by declining consumer

4

confidence, additional signs of weakness in U.S. housing markets and anemic job creation in an uncertain labor market.

Still Focused on Quality and Liquidity

The low federal funds rate kept money market yields near zero percent throughout the reporting period, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to us to incur the additional risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused on money market instruments meeting our stringent credit-quality criteria.

The first half of 2011 ended with a cloudy outlook for the second half of the year and no signs that the Fed was prepared to raise short-term interest rates. Until we see clearer indications of a less accommodative monetary policy, we currently intend to maintain the fund’s focus on credit quality and liquidity.

July 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Money Market Portfolio
made available through insurance products may be similar to other funds managed or advised by
Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Money Market Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

Expenses paid per $1,000†	$ 1.09
Ending value (after expenses)	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

Expenses paid per $1,000†	$ 1.10
Ending value (after expenses)	$1,023.70

† Expenses are equal to the fund’s annualized expense ratio of .22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—8.8%	Amount ($)	Value ($)
Citibank N.A.
0.18%, 8/25/11	8,000,000	8,000,000
Credit Agricole CIB (Yankee)
0.54%, 8/3/11	10,000,000	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $18,000,000)		18,000,000

Commercial Paper—23.8%
Barclays U.S. Funding
0.22%, 7/27/11	8,000,000	7,998,729
Deutsche Bank Financial LLC
0.23%, 9/22/11	7,000,000	6,996,288
ING (US) Funding LLC
0.24%, 7/5/11	10,000,000	9,999,733
Nordea North America Inc.
0.20%, 7/18/11	8,000,000	7,999,244
Rabobank USA Financial Corp.
0.18%, 7/27/11	8,000,000	7,998,960
Societe Generale N.A. Inc.
0.25%, 8/1/11	8,000,000	7,998,278
Total Commercial Paper
(cost $48,991,232)		48,991,232

Asset-Backed Commercial Paper—4.9%
CIESCO LLC
0.41%, 8/8/11
(cost $9,995,672)	10,000,000 [a]	9,995,672

Corporate Note—4.4%
Merrill Lynch & Co. Inc.
0.12%, 7/1/11
(cost $9,000,000)	9,000,000	9,000,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposit—4.9%	Amount ($)	Value ($)
Commerzbank (Grand Cayman)
0.01%, 7/1/11
(cost $10,000,000)	10,000,000	10,000,000

U.S. Government Agencies—24.3%
Federal Home Loan Mortgage Corp.
0.12%—0.19%, 8/24/11—11/21/11	40,000,000 [b]	39,982,975
Straight-A Funding LLC
0.17%, 8/12/11	10,000,000 [a]	9,998,017
Total U.S. Government Agencies
(cost $49,980,992)		49,980,992

Repurchase Agreements—28.6%
Credit Agricole Securities (USA) Inc.
0.05%, dated 6/30/11, due 7/1/11 in
the amount of $10,000,014 (fully
collateralized by $8,811,000 Federal
National Mortgage Association, 5%,
due 3/15/16, value $10,200,965)	10,000,000	10,000,000
Goldman, Sachs & Co.
0%, dated 6/30/11, due 7/1/11 in
the amount of $19,000,000 (fully
collateralized by $18,909,300
U.S. Treasury Notes, 5%, due 8/15/11,
value $19,380,074)	19,000,000 [c]	19,000,000
RBC Capital Markets
0.145%, dated 6/30/11, due 7/1/11
in the amount of $10,000,040 (fully
collateralized by $13,241,968
Corporate Bonds, 5.55%-10.875%,
due 11/15/14-11/1/17,
value $10,500,000)	10,000,000	10,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities, Inc.
0.01%, dated 6/30/11, due 7/1/11 in
the amount of $20,000,006 (fully
collateralized by $20,650,000
U.S. Treasury Bonds, 4.25%,
due 5/15/39, value $20,404,729)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $59,000,000)		59,000,000

Total Investments (cost $204,967,896)	99.7%	204,967,896

Cash and Receivables (Net)	.3%	517,157

Net Assets	100.0%	205,485,053

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities amounted to $19,993,689 or 9.7% of net assets.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
c Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	41.9	Asset-Backed/Multi-Seller Programs	4.9
Repurchase Agreements	28.6
U.S. Government Agencies	24.3		99.7

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $59,000,000)—Note 1(b)	204,967,896	204,967,896
Cash		546,332
Interest receivable		23,772
Prepaid expenses		25,830
		205,563,830
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		26,293
Payable for shares of Beneficial Interest redeemed		17,513
Accrued expenses		34,971
		78,777
Net Assets ($)		205,485,053
Composition of Net Assets ($):
Paid-in capital		205,473,253
Accumulated net realized gain (loss) on investments		11,800
Net Assets ($)		205,485,053
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		205,473,184
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Interest Income	239,138
Expenses:
Investment advisory fee—Note 2(a)	536,191
Prospectus and shareholders’ reports	64,933
Professional fees	26,680
Custodian fees—Note 2(a)	16,161
Trustees’ fees and expenses—Note 2(b)	6,752
Shareholder servicing costs—Note 2(a)	2,278
Miscellaneous	7,865
Total Expenses	660,860
Less—reduction in expenses due to undertaking—Note 2(a)	(421,346)
Less—reduction in fees due to earnings credits—Note 2(a)	(420)
Net Expenses	239,094
Investment Income—Net, representing net increase
in net assets resulting from operations	44

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	44	107
Net realized gain (loss) on investments	—	11,800
Net Increase (Decrease) in Net Assets
Resulting from Operations	44	11,907
Dividends to Shareholders from ($):
Investment income—net	(44)	(27,690)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	122,927,246	153,765,306
Dividends reinvested	44	27,690
Cost of shares redeemed	(128,535,998)	(299,829,373)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,608,708)	(146,036,377)
Total Increase (Decrease) in Net Assets	(5,608,708)	(146,052,160)
Net Assets ($):
Beginning of Period	211,093,761	357,145,921
End of Period	205,485,053	211,093,761

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.025	.048	.045
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.001)	(.025)	(.048)	(.045)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[b]	.01	.13	2.54	4.86	4.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62[b]	.58	.59	.57	.55	.57
Ratio of net expenses
to average net assets	.22[b]	.29	.44	.57	.55	.57
Ratio of net investment income
to average net assets	.00[b,c]	.00[c]	.11	2.53	4.75	4.56
Net Assets, end of period
($ x 1,000)	205,485	211,094	357,146	290,933	300,803	151,301

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Money Market Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

14

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	204,967,896
Level 3—Significant Unobservable Inputs	—
Total	204,967,896

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

16

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986 as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010, was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $421,346, during the period ended June 30, 2011.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $191 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

18

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $21 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $16,161 pursuant to the custody agreement.These fees were partially offset by earnings credits of $419.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $84,771, custodian fees $12,237, chief compliance officer fees $2,259 and transfer agency per account fees $54, which are offset against an expense reimbursement currently in effect in the amount of $73,028.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 1, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

20

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was generally at or above the Performance Group and Performance Universe medians for all periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee above the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may

22

have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

24

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to fund securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Opportunistic
Small Cap Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by David A. Daglio, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, produced a total return of 3.02% for its Initial shares, and its Service shares returned 2.91%.1 In comparison, the Russell 2000 Index (the “Index”), the fund’s benchmark, produced a total return of 6.21% for the same period.2

Although small-cap stocks rallied early in the year as an economic recovery appeared to gain traction, renewed concerns later caused the market to give back some of its previous gains. The fund produced lower returns than its benchmark, primarily due to disappointing stock selections in the consumer discretionary and industrials sectors.

As a side note, the fund is managed by a team of portfolio managers. In addition to David Daglio, the lead portfolio manager, the other members of the team include James Boyd, Dale Dutile and Creighton Kang.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe. The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Shifting Sentiment Sparked Market Volatility

Investors’ outlooks had improved dramatically by the start of 2011 due to improvements in employment, consumer spending and corporate earnings, sending small-cap stock prices broadly higher. However, the market rally was interrupted in February, when political unrest in the Middle East led to higher energy prices, and again in March when natural and nuclear disasters in Japan threatened one of the world’s largest economies. Nonetheless, investors proved resilient, and the U.S. stock market bounced back from these unexpected shocks.

In late April, investor sentiment began to deteriorate when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved disappointing and the debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from smaller stocks to larger ones, and from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions.

Stock Selections Produced Mixed Results

The fund’s performance was dampened by unfortunate security selections in the consumer discretionary sector. Retailer OfficeMax was hurt by sluggish demand for office supplies and mounting competitive pressures, and apparel maker Liz Claiborne suffered from fashion missteps in the spring. In the industrials sector, construction engineering firm Lennox International and building products supplier Simpson Manufacturing lagged due to generally sluggish commercial building activity. In addition, employment agency Kelly Services trailed market averages due to investor concerns over limited growth in new job creation.

Weakness in these areas was offset to a degree by better results in other market sectors. Among energy companies, SandRidge Energy, Cabot Oil & Gas and Gulfport Energy benefited from increased production activity, which raised cash flow and earnings. In the financials sector, online brokers Trade Station Group and OptionsXpress Holdings were acquired by precious metals exchange MONEX and Charles Schwab & Co., respectively. Debt collection firm Portfolio Recovery Associates also gained value amid better-than-expected recoveries of troubled

4

credits, and underweighted exposure to commercial banks helped the fund avoid relative weakness in the industry group.

The fund also scored successes in the information technology sector, where data storage specialist Terremark Worldwide was acquired by Verizon Communications, JDS Uniphase received more orders than expected for fiber-optics technologies, and automotive software vendor DealerTrack Holdings benefited from a rebound in car and truck sales.

Seeking Opportunities Among Attractively Valued Stocks

While we believe that small-cap stocks offer the potential for further gains, we were not surprised to see the rate of stock price increases moderate during the reporting period. We believe our disciplined investment approach positions the fund to perform well in a slower-growth environment. As of midyear, we reduced the fund’s exposure to retailers in the consumer discretionary sector, and we have shifted our focus to later-cycle companies that we regard as attractively valued, including several in the building products industry. We also have found value-oriented opportunities in the automotive supplier and technology industries, where we believe supply-chain disruptions stemming from the Japan disasters will prove temporary.

July 15, 2011

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
The fund is only available as a funding vehicle under various life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The
Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.88	$5.13
Ending value (after expenses)	$1,030.20	$1,029.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.86	$5.11
Ending value (after expenses)	$1,020.98	$1,019.74

† Expenses are equal to the fund’s annualized expense ratio of .77% for Initial Shares and 1.02% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—98.2%	Shares	Value ($)
Consumer Discretionary—34.6%
American Axle & Manufacturing Holdings	84,600 [a,b]	962,748
Belo, Cl. A	264,790 [a]	1,993,869
Dana Holding	125,580 [a,b]	2,298,114
Dollar Financial	165,090 [a,b]	3,574,199
Employers Holdings	129,410	2,170,206
Express	152,700	3,328,860
Group 1 Automotive	127,810 [a]	5,263,216
Guess?	32,990	1,387,559
Herman Miller	34,630	942,629
ICF International	116,630 [b]	2,960,069
Interpublic Group of Cos.	86,410	1,080,125
Kelly Services, Cl. A	224,600 [b]	3,705,900
Liz Claiborne	848,250 [a,b]	4,538,138
Meritage Homes	177,240 [a,b]	3,998,534
Meritor	344,380 [a,b]	5,523,855
Mohawk Industries	29,270 [a,b]	1,755,907
Oshkosh	77,270 [a,b]	2,236,194
Saks	390,620 [a,b]	4,363,225
ScanSource	151,270 [a,b]	5,669,600
Steelcase, Cl. A	186,990 [a]	2,129,816
Tower International	119,230	2,109,179
TrueBlue	46,820 [a,b]	677,954
Williams-Sonoma	95,620	3,489,174
Wright Express	92,890 [b]	4,836,782
		70,995,852
Consumer Staples—2.2%
Dole Food	85,480 [a,b]	1,155,690
Nash Finch	55,990 [a]	2,005,002
Primo Water	95,520	1,374,533
		4,535,225
Energy—7.4%
Cabot Oil & Gas	31,720	2,103,353
Endeavour International	260,360 [a,b]	3,923,625
Forest Oil	29,430 [b]	786,075
Gulfport Energy	126,830 [a,b]	3,765,583

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Resolute Energy	173,330 [a,b]	2,801,013
SandRidge Energy	175,150 [a,b]	1,867,099
		15,246,748
Financial—10.7%
E*TRADE Financial	219,540 [b]	3,029,652
Equifax	68,270	2,370,334
Jones Lang LaSalle	52,680	4,967,724
Nelnet, Cl. A	48,850	1,077,631
Och-Ziff Capital Management Group, Cl. A	138,830	1,925,572
Popular	856,250 [b]	2,363,250
Portfolio Recovery Associates	35,210 [a,b]	2,985,456
PrivateBancorp	240,530 [a]	3,319,314
		22,038,933
Health Care—6.7%
Align Technology	98,760 [a,b]	2,251,728
Durect	238,280 [a,b]	483,708
Emergent BioSolutions	231,849 [a,b]	5,228,195
Hanger Orthopedic Group	122,230 [b]	2,990,968
Onyx Pharmaceuticals	49,450 [b]	1,745,585
Sagent Pharmaceuticals	36,450 [a]	983,421
		13,683,605
Industrial—14.6%
Columbus McKinnon	140,480 [a,b]	2,523,021
Con-way	42,310	1,642,051
Encore Wire	84,690 [a]	2,051,192
FreightCar America	33,780 [b]	855,985
Granite Construction	107,620 [a]	2,639,919
Griffon	96,920 [b]	976,954
Hubbell, Cl. B	17,290	1,122,986
Kaman	41,942 [a]	1,487,683
Landstar System	61,110	2,840,393
Lennox International	111,910	4,819,964
Orion Marine Group	129,720 [a,b]	1,220,665
Saia	72,940 [b]	1,236,333

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
SPX	14,740	1,218,408
Sterling Construction	72,980 [a,b]	1,004,935
Trinity Industries	63,090 [a]	2,200,579
UTi Worldwide	96,590	1,901,857
Watts Water Technologies, Cl. A	3,180	112,604
		29,855,529
Information Technology—16.4%
Brocade Communications Systems	225,590 [b]	1,457,311
CSG Systems International	107,750 [b]	1,991,220
Cypress Semiconductor	86,250 [b]	1,823,325
DealerTrack Holdings	249,650 [a,b]	5,729,467
MICROS Systems	80,830 [b]	4,018,059
Microsemi	132,380 [b]	2,713,790
Quest Software	232,020 [b]	5,273,815
Rovi	22,440 [a,b]	1,287,158
SYKES Enterprises	75,340 [a,b]	1,622,070
Take-Two Interactive Software	107,400 [a,b]	1,641,072
Velti	226,110 [b]	3,823,520
Vishay Intertechnology	123,060 [a,b]	1,850,822
Vishay Precision Group	27,922 [a,b]	471,323
		33,702,952
Materials—1.0%
Cytec Industries	6,580	376,310
Zoltek	155,990 [a,b]	1,642,575
		2,018,885
Telecommunication Services—4.1%
Cbeyond	101,480 [b]	1,342,580
General Communication, Cl. A	154,630 [b]	1,866,384
GeoEye	141,030 [b]	5,274,522
		8,483,486
Utilities—.5%
Great Plains Energy	48,670 [a]	1,008,929
Total Common Stocks
(cost $178,085,967)		201,570,144

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,177,000)	4,177,000 [c]	4,177,000

Investment of Cash Collateral
for Securities Loaned—22.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $46,202,320)	46,202,320 [c]	46,202,320

Total Investments (cost $228,465,287)	122.7%	251,949,464
Liabilities, Less Cash and Receivables	(22.7%)	(46,703,218)
Net Assets	100.0%	205,246,246

a Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $45,380,901 and the value of the collateral held by the fund was $46,202,320.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	34.6	Health Care	6.7
Money Market Investments	24.5	Telecommunication Services	4.1
Information Technology	16.4	Consumer Staples	2.2
Industrial	14.6	Materials	1.0
Financial	10.7	Utilities	.5
Energy	7.4		122.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $45,380,901)—Note 1(b):
Unaffiliated issuers	178,085,967	201,570,144
Affiliated issuers	50,379,320	50,379,320
Cash		38,003
Dividends and interest receivable		85,774
Receivable for investment securities sold		19,602
Prepaid expenses		7,485
		252,100,328
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		139,130
Liability for securities on loan—Note 1(b)		46,202,320
Payable for investment securities purchased		326,320
Payable for shares of Beneficial Interest redeemed		106,257
Accrued expenses		80,055
		46,854,082
Net Assets ($)		205,246,246
Composition of Net Assets ($):
Paid-in capital		257,247,075
Accumulated Investment (loss)—net		(320,132)
Accumulated net realized gain (loss) on investments		(75,164,874)
Accumulated net unrealized appreciation
(depreciation) on investments		23,484,177
Net Assets ($)		205,246,246

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	190,592,148	14,654,098
Shares Outstanding	6,070,890	472,874
Net Asset Value Per Share ($)	31.39	30.99

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	430,071
Affiliated issuers	1,453
Income from securities lending—Note 1(b)	72,485
Total Income	504,009
Expenses:
Investment advisory fee—Note 3(a)	787,222
Prospectus and shareholders’ reports	46,320
Professional fees	28,805
Custodian fees—Note 3(b)	23,812
Distribution fees—Note 3(b)	19,001
Trustees’ fees and expenses—Note 3(c)	9,112
Shareholder servicing costs—Note 3(b)	6,805
Loan commitment fees—Note 2	1,532
Miscellaneous	6,681
Total Expenses	929,290
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(105,705)
Less—reduction in fees due to earnings credits—Note 3(b)	(4)
Net Expenses	823,581
Investment (Loss)—Net	(319,572)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,937,586
Net unrealized appreciation (depreciation) on investments	(13,192,892)
Net Realized and Unrealized Gain (Loss) on Investments	6,744,694
Net Increase in Net Assets Resulting from Operations	6,425,122

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income (loss)—net	(319,572)	810,319
Net realized gain (loss) on investments	19,937,586	12,489,895
Net unrealized appreciation
(depreciation) on investments	(13,192,892)	37,613,311
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,425,122	50,913,525
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(718,813)	(1,268,984)
Service Shares	(43,939)	(87,019)
Total Dividends	(762,752)	(1,356,003)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,611,868	9,037,855
Service Shares	751,048	1,573,989
Dividends reinvested:
Initial Shares	718,813	1,268,984
Service Shares	43,939	87,019
Cost of shares redeemed:
Initial Shares	(14,093,184)	(25,528,184)
Service Shares	(1,967,520)	(2,222,606)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,935,036)	(15,782,943)
Total Increase (Decrease) in Net Assets	(4,272,666)	33,774,579
Net Assets ($):
Beginning of Period	209,518,912	175,744,333
End of Period	205,246,246	209,518,912
Undistributed investment income (loss)—net	(320,132)	762,192

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	146,155	349,483
Shares issued for dividends reinvested	22,490	48,305
Shares redeemed	(445,265)	(1,003,150)
Net Increase (Decrease) in Shares Outstanding	(276,620)	(605,362)
Service Shares
Shares sold	24,061	61,092
Shares issued for dividends reinvested	1,392	3,347
Shares redeemed	(62,988)	(88,604)
Net Increase (Decrease) in Shares Outstanding	(37,535)	(24,165)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	30.58	23.49	19.01	32.34	42.03	43.96
Investment Operations:
Investment income (loss)—net[a]	(.04)	.12	.17	.26	.24	.31
Net realized and unrealized
gain (loss) on investments	.97	7.16	4.63	(11.87)	(4.29)	1.56
Total from Investment Operations	.93	7.28	4.80	(11.61)	(4.05)	1.87
Distributions:
Dividends from
investment income—net	(.12)	(.19)	(.32)	(.25)	(.31)	(.18)
Dividends from net realized
gain on investments	—	—	—	(1.47)	(5.33)	(3.62)
Total Distributions	(.12)	(.19)	(.32)	(1.72)	(5.64)	(3.80)
Net asset value, end of period	31.39	30.58	23.49	19.01	32.34	42.03
Total Return (%)	3.02[b]	31.11	26.04	(37.59)	(11.06)	3.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87[c]	.86	.86	.83	.81	.82
Ratio of net expenses
to average net assets	.77[c]	.70	.71	.75	.81	.82
Ratio of net investment income
(loss) to average net assets	(.29)[c]	.46	.88	.95	.66	.75
Portfolio Turnover Rate	45.82[b]	192.88	69.73	77.65	90.75	97.52
Net Assets, end of period
($ x 1,000)	190,592	194,105	163,322	144,777	447,447	633,459

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	30.20	23.24	18.77	31.94	41.56	43.51
Investment Operations:
Investment income (loss)—net[a]	(.08)	.06	.12	.20	.15	.21
Net realized and unrealized
gain (loss) on investments	.96	7.06	4.60	(11.75)	(4.25)	1.53
Total from Investment Operations	.88	7.12	4.72	(11.55)	(4.10)	1.74
Distributions:
Dividends from
investment income—net	(.09)	(.16)	(.25)	(.15)	(.19)	(.07)
Dividends from net realized
gain on investments	—	—	—	(1.47)	(5.33)	(3.62)
Total Distributions	(.09)	(.16)	(.25)	(1.62)	(5.52)	(3.69)
Net asset value, end of period	30.99	30.20	23.24	18.77	31.94	41.56
Total Return (%)	2.91[b]	30.77	25.77	(37.77)	(11.28)	3.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12[c]	1.11	1.11	1.08	1.06	1.08
Ratio of net expenses
to average net assets	1.02[c]	.95	.96	.99	1.06	1.08
Ratio of net investment income
(loss) to average net assets	(.54)[c]	.22	.63	.75	.42	.51
Portfolio Turnover Rate	45.82[b]	192.88	69.73	77.65	90.75	97.52
Net Assets, end of period
($ x 1,000)	14,654	15,414	12,422	10,077	18,299	21,667

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Opportunistic Small Cap Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board

18

of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	195,844,767	—	—	195,844,767
Equity Securities—
Foreign†	5,725,377	—	—	5,725,377
Mutual Funds	50,379,320	—	—	50,379,320

†	See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the

20

interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of New York Mellon earned $31,065 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,798,000	47,540,000	45,161,000	4,177,000	2.0
Dreyfus
Institutional
Cash
Advantage
Fund	43,915,116	114,389,335	112,102,131	46,202,320	22.5
Total	45,713,116	161,929,335	157,263,131	50,379,320	24.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

22

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $95,102,460 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $44,477,768 of the carryover expires in fiscal 2016 and $50,624,692 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $1,356,003. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager had agreed until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of each class (excluding Rule 12b-1 fees, taxes, bro-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

kerage commissions, interest on borrowings and extraordinary expenses) did not exceed .70% of the value of the fund’s average daily net assets. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $105,705 during the period ended June 30, 2011.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance prod-ucts.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $19,001 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $512 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $88 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4.

24

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $23,812 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $122,590, Rule 12b-1 distribution plan fees $2,923, custodian fees $11,205, chief compliance officer fees $2,259 and transfer agency per account fees $153.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2011, amounted to $96,759,597 and $108,493,055, respectively.

At June 30, 2011, accumulated net unrealized appreciation on investments was $23,484,177, consisting of $29,331,883 gross unrealized appreciation and $5,847,706 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 1, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

26

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one- and two-year periods (in the first quartile for the one-year period) and below the Performance Group and Performance Universe medians for longer periods. The Board further noted that the fund’s portfolio manager began managing the fund in February 2010. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee were

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

below the Expense Group and Expense Universe medians.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of

28

services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s improved performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Quality Bond Portfolio

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
28	Notes to Financial Statements
43	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Quality Bond Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. U.S. government securities rallied as investors grew more defensive, and most bond market sectors produced positive total returns over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by David Bowser, CFA, and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares achieved a total return of 2.68%, and its Service shares achieved a total return of 2.59%.1 The Barclays Capital U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.72% for the same period.2 Bonds produced mixed results amid heightened volatility over the first half of 2011 as investors responded first to signs of economic strength and later to evidence of renewed economic weakness. The fund produced lower returns than its benchmark, primarily due to having a shorter duration than the benchmark, which caused underperformance as Treasury yields fell during the quarter.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. To pursue this goal, the fund normally invests at least 80% of its net assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations and zero coupon bonds, that, when purchased, are A-rated or better or what we believe are the unrated equivalent, and in securities issued or guaranteed by the U.S. government or its agencies or its instrumentali-ties.The fund may also invest in fixed income securities rated lower than A (but not lower than B), up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds of foreign issuers whether denominated in U.S. dollars or in a foreign currency.

Shifting Economic Sentiment Sparked Market Volatility

Investors’ outlooks had improved dramatically by the start of 2011 due to improvements in employment, consumer spending and corporate earnings. These developments supported prices of corporate bonds, but they sent prices of U.S. government securities lower as investors

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

anticipated higher interest rates. However, investors’ economic optimism was shaken in February, when political unrest in the Middle East led to sharply rising energy prices, and again in March when devastating natural and nuclear disasters in Japan threatened one of the world’s largest economies. Nonetheless, investors proved resilient, and the more economically sensitive sectors of the bond market bounced back from these unexpected shocks.

In late April, economic sentiment began to deteriorate in earnest when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved more disappointing than expected and the debate regarding U.S. government spending and borrowing intensified. Higher yielding bonds suffered bouts of heightened volatility, and U.S. Treasury securities recovered earlier losses as newly risk-averse investors shifted their focus from riskier market sectors to traditionally defensive investments.

Higher Yielding Bias Supported Fund Performance

In this choppy investment environment, the fund benefited from its overweighted exposure to higher yielding market sectors, including investment-grade corporate bonds, high yield corporate bonds, commercial mortgage-backed securities and residential mortgage-backed securities.The fund’s corporate-backed holdings were broadly diversified across various industry groups. Investment-grade bonds issued by financial services companies and high yield bonds backed by utilities fared particularly well in the constructive climate early in the year. Our security selection strategy among mortgage-backed securities also bolstered relative results, as higher-coupon mortgages performed well amid historically lower-than-average prepayment rates due to depressed housing prices and tighter lending standards.The fund’s holdings of commercial mortgage-backed securities responded favorably to an improving business climate during the first quarter of 2011.Although our focus on higher yielding bond market sectors detracted from relative performance amid bouts of heightened volatility from late April through mid-June, it was not enough to fully offset positive results from earlier in the year.

The fund also suffered some mild disappointments stemming from other strategies during the reporting period.A relatively short average duration among U.S. government securities prevented the fund from participating fully in the second-quarter rally, and a “barbell” yield curve positioning reduced the fund’s exposure to stronger-performing segments of the market’s maturity spectrum. A short position in the

Japanese yen, which we established using derivative instruments in the foreign exchange market, also proved counterproductive.

A More Defensive Investment Posture

We currently expect the U.S. economic recovery to persist, but at a more sluggish pace than historical averages, as concerns currently weighing on market sentiment begin to wane. Still, while we have retained an emphasis on higher yielding sectors of the bond market that tend to do well during economic expansions, we have reduced the magnitude of those overweighted positions. As a result, the fund’s composition as of midyear closely resembled that of the benchmark.We currently intend to maintain a neutral investment posture until we see stronger evidence that the risks confronting the U.S. and global economies are waning.

July 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Short sales involve selling a security the fund does not hold own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Leverage may magnify the fund’s gains or losses.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-
10 years.The Index does not include fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Quality Bond Portfolio from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.92	$5.17
Ending value (after expenses)	$1,026.80	$1,025.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.91	$5.16
Ending value (after expenses)	$1,020.93	$1,019.69

† Expenses are equal to the fund’s annualized expense ratio of .78% for Initial shares and 1.03% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—122.4%	Rate (%)	Date	Amount ($)[d]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—3.6%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	440,000	[a]	458,271
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	205,000		208,257
Americredit Automobile Receivables
Trust, Ser. 2011-3, Cl. D	4.04	7/10/17	575,000		571,941
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	155,000		164,322
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	250,166	[a]	254,792
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		115,577
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		277,808
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	705,000		707,115
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	335,000	[a]	344,221
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	139,348	[a]	138,279
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		150,558
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		245,380
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.05	10/14/14	465,000	[a,b]	466,004
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	610,000		611,552
					4,714,077
Asset-Backed Ctfs./
Credit Cards—1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.94	8/15/18	1,300,000	[a,b]	1,367,777

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Asset-Backed Ctfs./
Home Equity Loans—.6%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	1/25/34	325,342	[b]	330,153
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	119,111	[b]	119,846
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.62	5/25/35	31,671	[b]	31,601
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.59	3/25/35	89,021	[b]	87,084
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.64	7/25/35	17,295	[b]	17,219
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.24	10/25/36	51,967	[b]	50,887
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.32	1/25/36	7,518	[b]	7,485
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.82	9/25/34	84,586	[b]	83,147
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.45	11/25/35	105,823	[b]	104,409
					831,831
Automotive, Trucks & Parts—.3%
Lear,
Gtd. Notes	7.88	3/15/18	245,000		264,600
Lear,
Gtd. Notes	8.13	3/15/20	130,000	[c]	140,725
					405,325
Banks—6.8%
Ally Financial,
Gtd. Notes	8.00	11/1/31	300,000		326,250
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	630,000		651,627
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	155,000	[c]	162,043
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,000,000		1,062,125
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	260,000		286,724
Citigroup,
Unscd. Notes	8.50	5/22/19	120,000		148,981

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Banks (continued)
Credit Suisse,
Sub. Notes	5.40	1/14/20	495,000		501,977
Discover Bank,
Sub. Notes	7.00	4/15/20	250,000	[c]	278,134
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	460,000		512,288
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	285,000		297,231
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	275,000	[b]	272,139
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	320,000	[c]	338,473
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	340,000		345,014
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	620,000		659,269
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	620,000		637,825
Royal Bank of Scotland,
Bank Gtd. Notes	6.13	1/11/21	520,000	[c]	534,016
Societe Generale,
Sr. Unscd. Notes	1.33	4/11/14	500,000	[a,b]	495,685
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	315,000		319,187
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	1,215,000	[b]	1,245,375
					9,074,363
Commercial Mortgage
Pass-Through Ctfs.—7.4%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	495,000		526,982
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	565,000	[b]	622,906
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	429,939	[b]	459,684
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/42	800,000	[b]	892,146
CS First Boston Mortgage
Securities, Ser. 2004-C3, Cl. A3	4.30	7/15/36	21,504		21,497

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. AAB	5.07	8/15/38	305,661	[b]	316,067
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	660,000	[a]	668,763
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,065,000	[a,b]	1,051,967
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	395,000	[a,b]	390,649
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	225,000	[a,b]	224,348
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. B	5.01	2/16/46	210,000	[a,b]	206,358
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000		738,453
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/16/46	120,000	[a,b]	112,565
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. C	5.51	8/5/32	390,000	[a]	362,447
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	115,000	[a]	133,080
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	655,000	[a,b]	747,753
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	95,227	[b]	95,187
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D	5.42	9/15/47	380,000	[a,b]	346,668
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.79	6/11/42	960,000	[b]	1,064,256
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.79	4/15/24	125,000	[a,b]	132,162
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.98	8/15/39	325,000	[b]	355,623

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Vornado,
Ser. 2010-VN0, Cl. C	5.28	9/13/28	220,000	[a]	209,139
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	111,033		111,575
					9,790,275
Diversified Financial Services—5.6%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		658,054
Ameriprise Financial,
Sr. Unscd. Notes	7.30	6/28/19	270,000	[c]	326,178
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000	[b]	244,650
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	880,000		1,081,591
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	299,000		386,914
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	[a]	109,046
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	500,000	[a]	575,778
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	205,000		231,032
General Electric Capital,
Sr. Unscd. Notes	0.92	4/7/14	520,000	[b,c]	519,719
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,230,000		1,347,191
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	300,000		340,723
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	155,000	[a]	184,528
International Lease Finance,
Sr. Unscd. Notes	6.25	5/15/19	330,000	[c]	322,924
Invesco,
Gtd. Notes	5.38	2/27/13	250,000		265,583
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		771,735
					7,365,646

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Electric Utilities—2.6%
AES,
Sr. Unscd. Notes		7.75	3/1/14	100,000		108,500
AES,
Sr. Unscd. Notes		7.75	10/15/15	420,000		450,450
AES,
Sr. Unscd. Notes		8.00	10/15/17	270,000		287,550
Cleveland Electric Illuminating,
Sr. Unscd. Notes		5.70	4/1/17	500,000		547,385
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D		5.30	12/1/16	400,000		455,787
Consumers Energy,
First Mortgage Bonds, Ser. O		5.00	2/15/12	655,000		671,774
Nevada Power,
Mortgage Notes, Ser. R		6.75	7/1/37	265,000		311,587
NiSource Finance,
Gtd. Notes		5.25	9/15/17	375,000		406,148
Sierra Pacific Power,
Mortgage Notes, Ser. P		6.75	7/1/37	130,000		152,652
						3,391,833
Food, Beverage & Tobacco—.5%
Altria Group,
Gtd. Notes		9.70	11/10/18	280,000		368,466
Kraft Foods,
Sr. Unscd. Notes		6.13	2/1/18	305,000		351,365
						719,831
Foreign/Governmental—1.5%
Banco Nacional de Desenvolvimento
Economico e Social, Notes		5.50	7/12/20	220,000	[a]	234,025
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	350,500,000		756,648
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	305,000		338,849
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	110,000		132,607
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	15,000,000	[a]	563,969
						2,026,098

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Health Care—.3%
Coventry Health Care,
Notes	5.45	6/15/21	135,000		138,397
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	165,000		188,887
					327,284
Household Products—.1%
Reynolds Group,
Sr. Scd. Notes	8.50	10/15/16	175,000	[a,b]	183,313
Industrial—.7%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	185,000	[c]	194,712
Bombardier,
Sr. Notes	7.75	3/15/20	195,000	[a,c]	220,350
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	210,000		244,682
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		236,935
					896,679
Materials—1.6%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	345,000	[c]	341,722
Consol Energy,
Gtd. Notes	8.00	4/1/17	175,000		191,625
Consol Energy,
Gtd. Notes	8.25	4/1/20	120,000		131,400
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	325,000		355,469
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	345,000	[a]	391,245
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	305,000	[a]	326,462
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	21,000		25,120
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	270,000		341,691
					2,104,734

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Media—3.6%
CCO Holdings,
Gtd. Notes	7.00	1/15/19	330,000		341,550
Comcast,
Gtd. Notes	6.30	11/15/17	425,000		493,286
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	[a]	464,524
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	25,000		27,813
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	310,000	[c]	351,075
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	165,000		167,871
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	335,000		365,522
Dish DBS,
Gtd. Notes	7.75	5/31/15	265,000		288,187
Lamar Media,
Gtd. Notes	6.63	8/15/15	131,000	[c]	133,620
NBC Universal Media,
Sr. Unscd. Notes	5.15	4/30/20	345,000	[a]	364,933
News America,
Gtd. Notes	6.15	3/1/37	320,000		325,202
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	430,000	[a]	484,501
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	330,000		340,967
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	295,000		342,595
Time Warner,
Gtd. Notes	5.88	11/15/16	310,000		354,757
					4,846,403
Municipal Bonds—1.3%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		377,312
California,
GO (Build America Bonds)	7.55	4/1/39	355,000		406,603
Erie Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds, Ser. E	6.00	6/1/28	200,000		174,092

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Municipal Bonds (continued)
Illinois,
GO	4.42	1/1/15	380,000		389,884
New York City,
GO (Build America Bonds)	5.99	12/1/36	350,000		370,055
					1,717,946
Oil & Gas—2.0%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		608,346
Continental Resources,
Gtd. Notes	7.38	10/1/20	310,000		330,925
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	313,000		359,931
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		333,593
Range Resources,
Gtd. Notes	8.00	5/15/19	355,000		386,950
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		342,001
Valero Energy,
Gtd. Notes	6.13	2/1/20	240,000	[c]	264,189
					2,625,935
Pipelines—.6%
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	190,000		208,683
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	40,000		45,455
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	470,000		544,335
					798,473
Property & Casualty Insurance—1.8%
AON,
Sr. Unscd. Notes	3.50	9/30/15	240,000		246,926
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	51,000		49,561
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000		238,196
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	85,000	[c]	93,647

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]	Value ($)
Property & Casualty
Insurance (continued)
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	328,000	358,180
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	560,000	713,391
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	330,000	351,480
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000	169,207
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000	205,314
				2,425,902
Real Estate—3.2%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	470,000	509,921
Developers Diversified Realty,
Sr. Unscd. Notes	4.75	4/15/18	340,000	335,636
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	60,000 [c]	67,310
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000	346,038
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	135,000	149,856
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000	104,609
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000	351,959
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000	440,615
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000	71,824
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000	133,183
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	160,000	179,671

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Real Estate (continued)
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	415,000		465,027
WEA Finance,
Gtd. Notes	7.13	4/15/18	435,000	[a]	508,392
WEA Finance,
Gtd. Notes	7.50	6/2/14	520,000	[a]	599,767
					4,263,808
Residential Mortgage
Pass-Through Ctfs.—.1%
CS First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.46	7/25/35	194,089	[b]	172,910
Retail—.7%
CVS Pass-Through Trust,
Pass Thru Certificates	6.04	12/10/28	297,015		316,091
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	526,837	[a]	646,330
					962,421
Telecommunications—1.1%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	295,000		328,984
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	325,000	[a]	353,438
Cellco Partnership/
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	310,000		341,898
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	155,000		186,840
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	265,000	[a]	301,438
					1,512,598
Transportation—.6%
Canadian National Railway,
Sr. Unscd. Notes	5.55	3/1/19	700,000		794,420

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)[d]	Value ($)
U.S. Government Agencies/
Mortgage-Backed—33.6%
Federal Home Loan Mortgage Corp.:
4.00%	6,805,000 [e,f]	6,800,747
Multiclass Mortgage Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%, 12/15/32	183,482 [f]	190,679
5.50%, 10/1/39—9/1/40	432,700 [f]	469,498
Federal National Mortgage Association:
4.00%	1,110,000 [e,f]	1,110,346
5.00%	10,350,000 [e,f]	10,998,490
5.50%	13,640,000 [e,f]	14,756,178
6.00%	2,725,000 [e,f]	2,993,669
5.00%, 11/1/20—11/1/21	1,789,937 [f]	1,935,430
5.50%, 9/1/34—8/1/40	688,192 [f]	745,763
6.00%, 11/1/37—5/1/39	2,608,634 [f]	2,880,443
7.00%, 6/1/29—9/1/29	42,123 [f]	48,787
Government National Mortgage Association I;
5.50%, 4/15/33—3/15/34	1,469,951	1,627,587
Government National Mortgage Association II;
7.00%, 9/20/28—7/20/29	10,415	12,133
		44,569,750
U.S. Government Securities—41.2%
U.S. Treasury Bonds:
3.88%, 8/15/40	3,270,000	2,994,604
4.63%, 2/15/40	1,455,000	1,517,293
5.00%, 5/15/37	525,000	583,242
5.25%, 11/15/28	1,125,000	1,298,496
5.50%, 8/15/28	1,040,000	1,234,676
6.13%, 11/15/27	450,000	569,039
6.50%, 11/15/26	490,000	640,139
U.S. Treasury Notes:
1.00%, 9/30/11	17,475,000	17,518,688
1.38%, 9/15/12	7,530,000 [c]	7,630,006
1.75%, 4/15/13	5,240,000	5,364,067
2.13%, 5/31/15	9,015,000	9,320,663

	Principal
Bonds and Notes (continued)	Amount ($)[d]	Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
2.38%, 7/31/17	1,335,000	1,349,393
2.63%, 8/15/20	355,000	343,684
3.63%, 5/15/13	4,085,000	4,327,866
		54,691,856
Total Bonds and Notes
(cost $158,067,136)		162,581,488
	Face Amount
	Covered by
Options Purchased—.0%	Contracts ($)	Value ($)
Call Options:
Japanese Yen,
August 2011 @ $90	1,360,000 [g]	28
Japanese Yen,
August 2011 @ $90	1,370,000 [g]	28
Total Options
(cost $69,309)		56
	Principal
Short-Term Investments—3.9%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.00%, 7/14/11	5,175,000	5,174,990
0.08%, 11/17/11	60,000 [h]	59,990
Total Short-Term Investments
(cost $5,234,977)		5,234,980

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $564,000)	564,000 [i]	564,000

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,825,377)	3,825,377 [i]	3,825,377
Total Investments (cost $167,760,799)	129.6%	172,205,901
Liabilities, Less Cash and Receivables	(29.6%)	(39,375,413)
Net Assets	100.0%	132,830,488

GO—General Obligation

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities were valued at $14,622,967 or 11.0% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $11,315,375 and the value of the collateral held by the fund was $11,639,723, consisting of cash collateral of $3,825,377 and
U.S. Government and Agency securities valued at $7,814,346.
d Principal amount stated in U.S. Dollars unless otherwise noted.
CLP—Chilean Peso
RUB—Russian Ruble
e Purchased on a forward commitment basis.
f The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g Non-income producing security.
h Held by a broker as collateral for open financial futures positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	74.8	Foreign/Governmental	1.5
Corporate Bonds	32.1	Municipal Bonds	1.3
Asset/Mortgage-Backed	12.7	Options Purchased	.0
Short-Term/
Money Market Investments	7.2		129.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2011 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	5	(611,641)	September 2011	4,141

See notes to financial statements.

The Fund	21

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,315,375)—Note 1(c):
Unaffiliated issuers	163,371,422	167,816,524
Affiliated issuers	4,389,377	4,389,377
Cash		54,220
Receivable for investment securities sold		4,590,667
Dividends and interest receivable		1,099,631
Receivable for futures variation margin—Note 4		5,525
Prepaid expenses		3,113
		177,959,057
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		83,498
Payable for open mortgage dollar roll transactions—Note 4		29,056,847
Payable for investment securities purchased		12,096,669
Liability for securities on loan—Note 1(c)		3,825,377
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		10,615
Payable for shares of Beneficial Interest redeemed		8,551
Accrued expenses		47,012
		45,128,569
Net Assets ($)		132,830,488
Composition of Net Assets ($):
Paid-in capital		136,130,518
Accumulated undistributed investment income—net		1,534,443
Accumulated net realized gain (loss) on investments		(9,273,281)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$4,141 net unrealized appreciation on financial futures)		4,438,808
Net Assets ($)		132,830,488

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	105,997,012	26,833,476
Shares Outstanding	9,094,670	2,311,222
Net Asset Value Per Share ($)	11.65	11.61

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	2,350,843
Dividends;
Affiliated issuers	1,999
Income from securities lending—Note 1(c)	1,770
Total Income	2,354,612
Expenses:
Investment advisory fee—Note 3(a)	427,233
Distribution fees—Note 3(b)	33,790
Auditing fees	27,948
Prospectus and shareholders’ reports	9,770
Custodian fees—Note 3(b)	6,551
Trustees’ fees and expenses—Note 3(c)	5,123
Shareholder servicing costs—Note 3(b)	2,886
Legal fees	2,180
Loan commitment fees—Note 2	1,507
Miscellaneous	29,686
Total Expenses	546,674
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	546,672
Investment Income—Net	1,807,940
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,576,763
Net realized gain (loss) on options transactions	112,966
Net realized gain (loss) on financial futures	77,562
Net realized gain (loss) on forward foreign currency exchange contracts	52,421
Net Realized Gain (Loss)	1,819,712
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	13,651
Net unrealized appreciation (depreciation) on options transactions	(89,439)
Net unrealized appreciation (depreciation) on financial futures	(83,921)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(5,811)
Net Urealized Appreciation (Depreciation)	(165,520)
Net Realized and Unrealized Gain (Loss) on Investments	1,654,192
Net Increase in Net Assets Resulting from Operations	3,462,132

See notes to financial statements.

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	1,807,940	4,759,418
Net realized gain (loss) on investments	1,819,712	4,694,626
Net unrealized appreciation
(depreciation) on investments	(165,520)	1,537,051
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,462,132	10,991,095
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,873,944)	(4,147,602)
Service Shares	(461,347)	(1,073,094)
Total Dividends	(2,335,291)	(5,220,696)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,804,616	10,267,694
Service Shares	721,646	1,716,930
Dividends reinvested:
Initial Shares	1,873,944	4,147,602
Service Shares	461,347	1,073,094
Cost of shares redeemed:
Initial Shares	(7,788,974)	(19,505,835)
Service Shares	(2,354,206)	(6,933,179)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,281,627)	(9,233,694)
Total Increase (Decrease) in Net Assets	(154,786)	(3,463,295)
Net Assets ($):
Beginning of Period	132,985,274	136,448,569
End of Period	132,830,488	132,985,274
Undistributed investment income—net	1,534,443	2,061,794

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	499,144	893,014
Shares issued for dividends reinvested	161,699	363,167
Shares redeemed	(671,974)	(1,703,354)
Net Increase (Decrease) in Shares Outstanding	(11,131)	(447,173)
Service Shares
Shares sold	62,392	149,601
Shares issued for dividends reinvested	39,950	94,370
Shares redeemed	(204,217)	(606,808)
Net Increase (Decrease) in Shares Outstanding	(101,875)	(362,837)

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.55	11.08	10.11	11.08	11.25	11.29
Investment Operations:
Investment income—net[a]	.16	.41	.48	.51	.53	.49
Net realized and unrealized
gain (loss) on investments	.15	.51	.99	(.96)	(.16)	(.02)
Total from Investment Operations	.31	.92	1.47	(.45)	.37	.47
Distributions:
Dividends from
investment income—net	(.21)	(.45)	(.50)	(.52)	(.54)	(.51)
Net asset value, end of period	11.65	11.55	11.08	10.11	11.08	11.25
Total Return (%)	2.68[b]	8.38	14.96	(4.18)	3.54	4.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78[c]	.77	.75	.76	.77	.75
Ratio of net expenses
to average net assets	.78[c]	.77	.75	.76	.72	.63
Ratio of net investment income
to average net assets	2.80[c]	3.55	4.56	4.71	4.78	4.43
Portfolio Turnover Rate[d]	183.15[b]	288.08	293.67	391.87	446.13	507.83
Net Assets, end of period
($ x 1,000)	105,997	105,205	105,816	100,396	120,446	145,490

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2011,
December 31, 2010, 2009, 2008, 2007 and 2006 were 79.15%, 129.47%, 102.76%, 142.10%, 219.54%
and 262.26%, respectively.

See notes to financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.51	11.04	10.07	11.04	11.21	11.25
Investment Operations:
Investment income—net[a]	.15	.38	.45	.48	.51	.46
Net realized and unrealized
gain (loss) on investments	.15	.50	.99	(.96)	(.17)	(.02)
Total from Investment Operations	.30	.88	1.44	(.48)	.34	.44
Distributions:
Dividends from
investment income—net	(.20)	(.41)	(.47)	(.49)	(.51)	(.48)
Net asset value, end of period	11.61	11.51	11.04	10.07	11.04	11.21
Total Return (%)	2.59[b]	8.20	14.63	(4.46)	3.31	3.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03[c]	1.02	1.00	1.01	1.02	1.00
Ratio of net expenses
to average net assets	1.03[c]	1.02	1.00	1.01	.97	.88
Ratio of net investment income
to average net assets	2.55[c]	3.29	4.33	4.46	4.51	4.17
Portfolio Turnover Rate[d]	183.15[b]	288.08	293.67	391.87	446.13	507.83
Net Assets, end of period
($ x 1,000)	26,833	27,780	30,633	33,105	44,035	41,363

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2011,
December 31, 2010, 2009, 2008, 2007 and 2006 were 79.15%, 129.47%, 102.76%, 142.10%, 219.54%
and 262.26%, respectively.

See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Quality Bond Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio’s securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Asset-Backed	—	6,913,685	—	6,913,685
Commercial
Mortgage-Backed	—	9,790,275	—	9,790,275
Corporate Bonds†	—	42,698,968	—	42,698,968
Foreign Government	—	2,026,098	—	2,026,098
Municipal Bonds	—	1,717,946	—	1,717,946
Mutual Funds	4,389,377	—	—	4,389,377
Residential
Mortgage-Backed	—	172,910	—	172,910
U.S. Government
Agencies/
Mortgage-Backed	—	44,569,750	—	44,569,750
U.S. Treasury	—	59,926,836	—	59,926,836
Other Financial
Instruments:
Futures††	4,141	—	—	4,141
Options Purchased	—	56	—	56
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(10,615)	—	(10,615)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.   In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of New York Mellon earned $953 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	163,000	36,409,000	36,008,000	564,000.4
Dreyfus
Institutional
Cash
Advantage
Fund	1,982,010	16,003,075	14,159,708	3,825,377	2.9
Total	2,145,010	52,412,075	50,167,708	4,389,377	3.3

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On June 30, 2011, the Board of Trustees declared a cash dividend of $.033 and $.030 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on July 1, 2011 (ex-dividend date) to shareholders of record as of the close of business on June 30, 2011.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $10,233,265 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $30,695 of the carryover expires in fiscal 2014, $1,707,613 expires in fiscal 2015, $4,529,381 expires in fiscal 2016 and $3,965,576 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $5,220,696. The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Facility at the time of borrowing. During the period ended June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2010, Service shares were charged $33,790 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $296 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $46 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $6,551 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $71,418, Rule 12b-1 distribution plan fees $5,560, custodian fees $4,172, chief compliance officer fees $2,259 and transfer agency per account fees $89.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts and options transactions, during the period ended June 30, 2011, amounted to $292,319,187 and $287,020,818, respectively, of which $162,498,566 in purchases and $162,984,669 in sales were from mortgage dollar roll transactions

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	4,141	Interest rate risk	—
Foreign exchange risk[2]	56	Foreign exchange risk[3]	(10,615)
Gross fair value of
derivatives contracts	4,197		(10,615)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities of Unaffiliated issuers at market value.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[4]	Options[5]	Contracts[6]	Total
Interest rate	77,562	83,641	—	161,203
Foreign exchange	—	29,325	52,421	81,746
Total	77,562	112,966	52,421	242,949

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[7]	Options[8]	Contracts[9]	Total
Interest rate	(83,921)	(65,116)	—	(149,037)
Foreign exchange	—	(24,323)	(5,811)	(30,134)
Total	(83,921)	(89,439)	(5,811)	(179,171)

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2011 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an investment. The fund is subject to interest rate and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended June 30, 2011:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
December 31, 2010	14,420,000	161,296
Contracts written	430,000	212,832
Contracts terminated:
Contracts closed	10,325,000	252,920	290,391	(37,471)
Contracts expired	4,525,000	121,208	—	121,208
Total contracts
terminated	14,850,000	374,128	290,391	83,737
Contracts Outstanding
June 30, 2011	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2011:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Chilean Peso,
Expiring 7/27/2011	364,870,000	767,339	777,954	(10,615)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Interest rate futures contracts	1,434,239
Interest rate options contracts	29,225
Foreign currency options contracts	5,021,159
Forward contracts	17,597

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2011, accumulated net unrealized appreciation on investments was $4,445,102, consisting of $5,023,672 gross unrealized appreciation and $578,570 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 1, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one-, two- and three-year periods and below the Performance Group and Performance Universe medians for longer periods.

The Board also noted that the fund’s yield performance was variously above, at or below the Performance Group and Performance Universe medians for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	47

NOTES

For More Information

Telephone 1-800-554-4611 or 516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	August 12, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)